UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08134
Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
January 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report July 31, 2010

EATON VANCE MUNICIPALS TRUST II

Insured Municipal

Kansas

Semiannual Report July 31, 2010 Insured Municipal EATON VANCE MUNICIPALS TRUST II Kansas

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipal Income Funds as of July 31, 2010
T A B L E   O F   C O N T E N T S

Investment Update	2

Performance Information and Portfolio Composition
Insured Municipal Income	3
Kansas Municipal Income	5

Fund Expenses	7

Financial Statements	9

Board of Trustees’ Contract Approval	34

Officers and Trustees	37

Eaton Vance Municipal Income Funds as of July 31, 2010
 I N V E S T M E N T   U P D A T E

Economic and Market Conditions
The U.S. economy remained generally stable, if still weak, during the six months ending July 31, 2010, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. The U.S. economy grew at an annualized rate of 3.7% in the first quarter of 2010, but slowed to 1.6% in the second quarter, according to the U.S. Department of Commerce.
Municipal bond performance was positive for the period, in spite of ongoing negative media attention on the tax-exempt sector. The Barclays Capital Municipal Bond Index (the Index)1—an unmanaged index of municipal bonds traded in the U.S.—gained 4.06% for the period, reflecting continued demand for munis, supported in part by the limited supply of tax-exempt issues due to the success of the Build America Bond program. Demand began to taper off later in the period, however, likely as a result of low yields and concerns about the fiscal stress on many issuers.
Against this backdrop, munis with longer and intermediate maturities performed best during the period, with the 20-year segment of the Index returning 4.50% and the 7-year segment 4.32%. Shorter-maturity bonds in the 5-year segment of the Index returned 3.37%, trailing the broader municipal bond market.
Management Discussion
During the six months ending July 31, 2010, the Funds underperformed the Index and their Lipper peer group averages. The Funds were modestly hedged using Treasury futures—an ongoing strategy that management has employed for many years and is designed to mitigate interest-rate risk. During the period, the volatile economic situation in Europe and increasing uncertainty about the global economic outlook bolstered the
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
U.S. Treasury market, sending Treasury yields lower and causing the municipal/Treasury ratio to climb from 89% at the beginning of 2010 to 99.8% as of July 31, 2010. As a result, the Funds’ hedged Treasury positions detracted from relative performance.
Management employed leverage in the Funds, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying a fund’s exposure to its underlying investments in both up and down markets. During the period, the Funds’ leverage contributed positively to their relative performance.2
As we move ahead, we continue to focus on state and local government budget deficits, which likely peaked in 2010 or are expected to peak in early 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials. We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.
The Board of Trustees of the Funds approved a proposal to reorganize each Fund into Eaton Vance National Municipal Income Fund, a series of Eaton Vance Municipals Trust, with substantially the same investment objective and policies as the Funds. Proxy materials describing the proposed reorganizations commenced mailing on August 31, 2010, to each Fund’s record date shareholders. If approved by shareholders of a Fund, the reorganization is expected to be completed in the fourth quarter of 2010.
[1]
It is not possible to invest directly in an Index or a Lipper classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Funds.

[2]
The Funds employ residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on RIB investments.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance Insured Municipal Income Fund as of July 31, 2010
P E R F O R M A N C E   I N F O R M A T I O N
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EAFIX	EBFIX	EFICX

Average Annual Total Returns (at net asset value)

Six Months	3.33%	2.97%	2.97%
One Year	9.91	9.16	9.16
Five Years	2.28	1.52	N.A.
10 Years	4.13	3.38	N.A.
Life of Fund†	4.98	4.18	1.34

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-1.58%	-2.03%	1.97%
One Year	4.68	4.16	8.16
Five Years	1.29	1.18	N.A.
10 Years	3.63	3.38	N.A.
Life of Fund†	4.67	4.18	1.34

†Inception dates: Class A: 3/3/94; Class B: 3/2/94; Class C: 6/2/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.89%	1.64%	1.63%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	3.87%	3.12%	3.12%
Taxable-Equivalent Distribution Rate[3,4]	5.95	4.80	4.80
SEC 30-day Yield[5]	3.38	2.80	2.80
Taxable-Equivalent SEC 30-day Yield[4,5]	5.20	4.31	4.31
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

Six Months	4.06%	5.14%
One Year	9.15	14.71
Five Years	4.75	3.87
10 Years	5.62	6.02

Lipper Averages[7] (Average Annual Total Returns)

Lipper Insured Municipal Debt Funds Classification

Six Months	3.49%
One Year	8.73
Five Years	3.20
10 Years	4.38

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 6/1/10, as supplemented. Includes interest expense of 0.03% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Insured Municipal Debt Funds Classification contained 29, 29, 25 and 24 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Insured Municipal Income Fund as of July 31, 2010
P O R T F O L I O   C O M P O S I T I O N

Rating Distribution*1

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 7/31/10 is as follows:

AAA	44.4%	Not Rated	1.8%
AA	38.9%
A	14.9%
Fund Statistics2

• Number of Issues:	82
• Average Maturity:	23.4 years
• Average Effective Maturity:	11.8 years
• Average Call Protection:	10.0 years
• Average Dollar Price:	$100.33
• RIB Leverage[3]:	1.7%

[1]Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]See Note 1I to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 7/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Kansas Municipal Income Fund as of July 31, 2010
P E R F O R M A N C E   I N F O R M A T I O N
Portfolio Manager: Adam A. Weigold, CFA

Performance[1]		Class A		Class B	Class C
Share Class Symbols		ETKSX		EVKSX	ECKSX

Average Annual Total Returns (at net asset value)

Six Months		1.37%		1.10%	1.00%
One Year		7.76		6.90	6.89
Five Years		2.67		1.91	N.A.
10 Years		4.35		3.58	N.A.
Life of Fund†		4.53		3.91	1.80

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	-	3.49%	-	3.87%	0.00%
One Year		2.60		1.90	5.89
Five Years		1.68		1.56	N.A.
10 Years		3.84		3.58	N.A.
Life of Fund†		4.22		3.91	1.80

†Inception dates: Class A: 3/3/94; Class B: 3/2/94; Class C: 6/2/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.81%	1.57%	1.56%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.08%	3.32%	3.33%
Taxable-Equivalent Distribution Rate[3,4]	6.71	5.46	5.48
SEC 30-day Yield[5]	3.36	2.77	2.78
Taxable-Equivalent SEC 30-day Yield[4,5]	5.53	4.56	4.57
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

Six Months	4.06%	4.50%
One Year	9.15	10.94
Five Years	4.75	4.72
10 Years	5.62	6.20
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification

Six Months	3.34%
One Year	8.88
Five Years	3.55
10 Years	4.59

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. 2 Source: Prospectus dated 6/1/10, as supplemented. Includes interest expense of 0.02% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 39.19% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 154, 154, 135 and 125 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Kansas Municipal Income Fund as of July 31, 2010
P O R T F O L I O   C O M P O S I T I O N

Rating Distribution*1

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 7/31/10 is as follows:

AAA	31.6%	BBB	2.4%
AA	28.6%	Not Rated	6.0%
A	31.4%
Fund Statistics2

• Number of Issues:	70
• Average Maturity:	19.7 years
• Average Effective Maturity:	11.3 years
• Average Call Protection:	8.0 years
• Average Dollar Price:	$98.34
• RIB Leverage[3]:	0.9%

[1]Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.
[3]See Note 1I to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 7/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Municipal Income Funds as of July 31, 2010

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 – July 31, 2010).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Insured Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/10)	(7/31/10)	(2/1/10 – 7/31/10)

Actual
Class A	$1,000.00	$1,033.30	$4.23
Class B	$1,000.00	$1,029.70	$8.00
Class C	$1,000.00	$1,029.70	$7.95

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.21
Class B	$1,000.00	$1,016.90	$7.95
Class C	$1,000.00	$1,017.00	$7.90

*	Expenses are equal to the Fund’s annualized expense ratio of 0.84% for Class A shares, 1.59% for Class B shares and 1.58% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2010.

Eaton Vance Municipal Income Funds as of July 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Kansas Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/10)	(7/31/10)	(2/1/10 – 7/31/10)

Actual
Class A	$1,000.00	$1,013.70	$3.69
Class B	$1,000.00	$1,011.00	$7.43
Class C	$1,000.00	$1,010.00	$7.43

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.71
Class B	$1,000.00	$1,017.40	$7.45
Class C	$1,000.00	$1,017.40	$7.45

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74% for Class A shares, 1.49% for Class B shares and 1.49% for Class C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2010.

Eaton Vance Insured Municipal Income Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 3.4%

$1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(1)	$1,133,720
1,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	1,068,560

		$2,202,280

Electric Utilities — 1.6%

$975	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34	$1,032,788

		$1,032,788

Escrowed / Prerefunded — 0.0%(3)

$25	San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34	$30,242

		$30,242

Hospital — 1.2%

$860	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	$771,411

		$771,411

Industrial Development Revenue — 0.8%

$520	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$533,562

		$533,562

Insured-Education — 7.9%

$1,000	California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/33	$227,680
1,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), (BHAC), 5.00%, 10/1/35	1,049,900
580	Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	601,930
1,100	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	1,136,982
1,000	New York State Dormitory Authority, (AGC), 5.00%, 7/1/25	1,093,530
1,000	University of South Alabama, (BHAC), 5.00%, 8/1/38	1,040,790

		$5,150,812

Insured-Electric Utilities — 7.2%

$500	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$540,775
500	Indiana Municipal Power Agency, (NPFG), 5.00%, 1/1/42	506,415
1,000	Kentucky Municipal Power Agency, (Prairie State Energy), (BHAC), (NPFG), 5.25%, 9/1/42	1,040,110
1,000	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,107,450
750	Omaha, NE, Public Power District, (FGIC), (NPFG), 4.50%, 2/1/38	750,607
715	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	783,240

		$4,728,597

Insured-General Obligations — 14.6%

$1,025	Anderson County, SC, School District No. 5, (AGM), 5.25%, 2/1/31	$1,097,734
1,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	1,023,080
1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	1,208,280
700	Mississippi Development Bank, (Hinds Community College District), (AGC), 5.375%, 10/1/33	750,995
800	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/36	829,360
1,250	Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,307,150
1,000	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,150,480
1,985	San Juan, CA, Unified School District, (AGM), 0.00%, 8/1/23	1,009,035
2,000	San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	1,133,880

		$9,509,994

Insured-Hospital — 9.3%

$1,000	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.50%, 1/1/38	$1,049,580
355	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	371,071
1,250	Indiana Health and Educational Facilities Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,290,050
700	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	697,690
1,090	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,166,006
1,000	New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	1,052,670

See notes to financial statements

Eaton Vance Insured Municipal Income Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital (continued)

$390	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	$419,667

		$6,046,734

Insured-Housing — 0.8%

$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$500,025

		$500,025

Insured-Industrial Development Revenue — 1.1%

$685	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39	$719,921

		$719,921

Insured-Lease Revenue / Certificates of Participation — 3.3%

$1,300	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,198,912
1,000	Phoenix, AZ, Civic Improvement Corp., District Revenue, (BHAC), (FGIC), 0.00%, 7/1/32	958,450

		$2,157,362

Insured-Other Revenue — 1.5%

$1,630	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	$504,224
500	St. John’s County, FL, Industrial Development Authority, (Professional Golf), (NPFG), 5.00%, 9/1/23	504,380

		$1,008,604

Insured-Solid Waste — 0.8%

$500	Dade County, FL, Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$501,330

		$501,330

Insured-Special Assessment Revenue — 1.7%

$345	Celebration, FL, Community Development District, (NPFG), 5.125%, 5/1/20	$345,179
750	Crossings at Fleming Island, FL, Community Development District, (NPFG), 5.80%, 5/1/16	758,370

		$1,103,549

Insured-Special Tax Revenue — 12.6%

$1,000	Central Puget Sound, WA, Regional Transportation Authority, Sales and Use Tax Revenue, (AGM), 5.00%, 11/1/32	$1,060,740
1,250	Clearwater, FL, Spring Training Facilities, (NPFG), 5.375%, 3/1/31	1,421,200
1,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,157,130
2,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	1,267,860
5,055	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/36	895,089
1,475	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	1,532,304
500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	502,500
200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	219,322
1,035	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	64,636
225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	27,430
445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	50,561
355	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	37,839

		$8,236,611

Insured-Student Loan — 2.6%

$830	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$876,330
805	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	853,719

		$1,730,049

Insured-Transportation — 11.7%

$475	Chicago, IL, (O’Hare International Airport), (AGM), (AMT), 5.25%, 1/1/30	$477,190
600	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	613,620
1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,103,090
485	Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	496,131
180	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	191,842
500	Metropolitan Washington, D.C., Airports Authority, (NPFG), (AMT), 5.00%, 10/1/35	502,110

See notes to financial statements

Eaton Vance Insured Municipal Income Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation (continued)

$1,105	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	$1,085,253
1,000	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,102,070
1,075	New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/30	1,247,269
780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	813,649

		$7,632,224

Insured-Water and Sewer — 13.7%

$1,440	Austin, TX, Water and Wastewater System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	$1,501,402
700	Bossier City, LA, Utilities Revenue, (BHAC), 5.125%, 10/1/25	771,813
170	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	187,666
110	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	120,539
170	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	183,189
1,260	Fernley, NV, (AGC), 5.00%, 2/1/38	1,276,909
160	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	151,307
500	Marco Island, FL, Utility System, (NPFG), 5.00%, 10/1/27	509,645
1,000	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	1,160,870
1,000	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,151,390
635	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	722,268
1,160	Wichita, KS, Water and Sewer Utility, (AGC), 5.00%, 10/1/32	1,224,009

		$8,961,007

Special Tax Revenue — 0.2%

$135	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$136,291

		$136,291

Transportation — 2.7%

$2,730	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	$639,530
1,045	Port Authority of New York and New Jersey, 5.00%, 7/15/35	1,114,879

		$1,754,409

Total Tax-Exempt Investments — 98.7%
(identified cost $60,800,636)		$64,447,802

Other Assets, Less Liabilities — 1.3%		$851,604

Net Assets — 100.0%		$65,299,406

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

At July 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	15.4%
Florida	13.1%
Massachusetts	11.8%
New Jersey	10.0%
Others, representing less than 10% individually	48.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2010, 90.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 30.2% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Amount is less than 0.05%.

See notes to financial statements

Eaton Vance Kansas Municipal Income Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.7%

Principal Amount
(000’s omitted)	Security	Value

Escrowed / Prerefunded — 5.4%

$415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	$389,129
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15(1)	901,440
500	University of Kansas Hospital Authority, Prerefunded to 9/1/12, 5.50%, 9/1/22	551,350

		$1,841,919

Hospital — 17.9%

$1,000	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	$1,084,510
500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	516,925
1,000	Kansas Development Finance Authority, (Sisters Charity Leavenworth), 5.00%, 1/1/40	1,014,970
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	739,905
500	Olathe Health Facilities, (Olathe Medical Center), 5.00%, 9/1/29	505,925
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	831,831
410	University of Kansas Hospital Authority, 4.50%, 9/1/32	386,421
500	Wichita, (Christi Health System, Inc.), 5.00%, 11/15/34	503,660
500	Wichita, (Christi Health System, Inc.), 5.25%, 11/15/24	529,745

		$6,113,892

Insured-Education — 4.4%

$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$112,250
1,000	Kansas Development Finance Authority, (Kansas State University Housing Systems), (NPFG), 4.50%, 4/1/37	970,460
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	417,857

		$1,500,567

Insured-Electric Utilities — 9.6%

$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$253,452
765	Burlington, PCR, (Kansas Gas & Electric Co.), (NPFG), 5.30%, 6/1/31	780,354
665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	624,229
325	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	338,296
375	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	383,490
375	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	392,707
500	Wyandotte County & Kansas City Unified Government Utilities System, (AGM), 5.00%, 9/1/28	517,515

		$3,290,043

Insured-Escrowed / Prerefunded — 1.8%

$500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (NPFG), Prerefunded to 9/1/12, 5.25%, 9/1/20	$549,865
55	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), Prerefunded to 11/15/11, 5.375%, 11/15/24	58,621

		$608,486

Insured-General Obligations — 17.8%

$1,330	Butler County, Unified School District #402, (AGC), 5.125%, 9/1/32	$1,412,620
870	Geary County, (XLCA), 3.50%, 9/1/31	738,004
350	Geary County, Unified School District #475, (NPFG), 3.00%, 9/1/26	292,309
500	Harvey County, Unified School District #373, (NPFG), 5.00%, 9/1/26	532,280
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27	630,306
200	Johnson County, Unified School District #231, (FGIC), (NPFG), 6.00%, 10/1/16	241,754
300	Johnson County, Unified School District #233, (FGIC), (NPFG), 5.50%, 9/1/17	366,429
500	Leavenworth County, Unified School District #453, (AGC), 5.125%, 3/1/29	538,925
240	Puerto Rico, (NPFG), 5.50%, 7/1/20	260,222
500	Sedgwick County, Unified School District #262, (AGC), 4.75%, 9/1/28	519,370
500	Wyandotte County & Kansas City Unified Government, (AGM), 5.00%, 8/1/27	540,255

		$6,072,474

Insured-Hospital — 4.7%

$250	Coffeyville Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$251,878
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), 4.75%, 11/15/36	555,834

See notes to financial statements

Eaton Vance Kansas Municipal Income Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital (continued)

$545	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), 5.375%, 11/15/24	$549,109
250	Manhattan Hospital, (Mercy Health Center), (AGM), 5.20%, 8/15/26	251,755

		$1,608,576

Insured-Housing — 0.7%

$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (NPFG), 5.25%, 4/1/22	$252,758

		$252,758

Insured-Industrial Development Revenue — 0.7%

$250	Wyandotte, (BPU Office Building), (NPFG), 5.00%, 5/1/21	$256,533

		$256,533

Insured-Lease Revenue / Certificates of Participation — 1.6%

$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (AGM), 5.00%, 10/1/21	$536,115

		$536,115

Insured-Other Revenue — 3.0%

$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), (NPFG), 5.00%, 11/1/25	$269,718
440	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.00%, 5/1/26	464,697
250	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.25%, 11/1/26	274,937

		$1,009,352

Insured-Public Power / Electric Utilities — 2.3%

$500	Wyandotte County & Kansas City Unified Government, (AGM), 5.00%, 9/1/32	$511,840
250	Wyandotte County & Kansas City Unified Government, (BHAC), 5.25%, 9/1/34	267,078

		$778,918

Insured-Special Tax Revenue — 7.0%

$1,000	Dodge City, (AGC), 5.00%, 6/1/34	$1,047,210
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	82,053
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	24,935
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	445,445
2,190	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	136,765
1,170	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	142,635
3,675	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	417,553
850	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	90,601

		$2,387,197

Insured-Transportation — 4.1%

$750	Kansas Turnpike Authority, (AGM), 5.00%, 9/1/24	$789,262
600	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	625,884

		$1,415,146

Insured-Water and Sewer — 9.4%

$1,000	Chisholm Creek Utility Authority, Water & Wastewater Facilities, (AMBAC), 4.25%, 9/1/29	$884,850
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	523,945
1,000	Lawrence Water and Sewer System, (NPFG), 4.50%, 11/1/32	1,004,860
750	Wichita Water and Sewer Utility, (AGC), 5.00%, 10/1/32	791,385

		$3,205,040

Other Revenue — 1.1%

$350	Kansas Development Finance Authority, 5.00%, 11/1/34	$368,519

		$368,519

Special Tax Revenue — 1.7%

$70	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$72,147
75	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	77,259
70	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	70,669
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	363,301

		$583,376

Transportation — 2.1%

$630	Kansas Department of Transportation Highway Revenue, 5.00%, 9/1/24	$713,670

		$713,670

See notes to financial statements

Eaton Vance Kansas Municipal Income Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer — 5.4%

$750	Johnson County, Water District #1, 3.25%, 12/1/30	$654,585
1,000	Johnson County, Water District #1, 4.25%, 6/1/32	993,620
200	Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/21	209,254

		$1,857,459

Total Tax-Exempt Investments — 100.7%
(identified cost $33,945,205)		$34,400,040

Other Assets, Less Liabilities — (0.7)%		$(237,591)

Net Assets — 100.0%		$34,162,449

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

PCR - Pollution Control Revenue

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2010, 66.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 27.5% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of July 31, 2010

FINANCIAL STATEMENTS (Unaudited)
Statements of Assets and Liabilities

As of July 31, 2010	Insured Municipal Fund	Kansas Fund

Assets

Investments —
Identified cost	$60,800,636	$33,945,205
Unrealized appreciation	3,647,166	454,835

Investments, at value	$64,447,802	$34,400,040

Cash	$1,701,776	$21,403
Interest receivable	738,886	450,896
Receivable for Fund shares sold	43,680	7,465

Total assets	$66,932,144	$34,879,804

Liabilities

Payable for floating rate notes issued	$1,140,000	$300,000
Demand note payable	—	100,000
Payable for variation margin on open financial futures contracts	73,750	110,625
Payable for open swap contracts	113,751	99,224
Payable for Fund shares redeemed	144,352	25,690
Distributions payable	92,027	36,834
Payable to affiliates:
Investment adviser fee	17,089	6,183
Distribution and service fees	23,382	10,304
Interest expense and fees payable	771	238
Accrued expenses	27,616	28,257

Total liabilities	$1,632,738	$717,355

Net Assets	$65,299,406	$34,162,449

Sources of Net Assets

Paid-in capital	$65,847,765	$36,688,470
Accumulated net realized loss	(3,810,688)	(2,612,090)
Accumulated undistributed (distributions in excess of) net investment income	(123,590)	11,550
Net unrealized appreciation	3,385,919	74,519

Net Assets	$65,299,406	$34,162,449

Class A Shares

Net Assets	$46,181,660	$27,595,468
Shares Outstanding	4,553,093	2,852,792
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.14	$9.67
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.65	$10.15

Class B Shares

Net Assets	$5,951,591	$1,737,564
Shares Outstanding	592,791	181,213
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.04	$9.59

Class C Shares

Net Assets	$13,166,155	$4,829,417
Shares Outstanding	1,310,884	503,051
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.04	$9.60

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipal Income Funds as of July 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

For the Six Months Ended July 31, 2010	Insured Municipal Fund	Kansas Fund

Investment Income

Interest	$1,526,648	$859,299

Total investment income	$1,526,648	$859,299

Expenses

Investment adviser fee	$97,783	$37,442
Distribution and service fees
Class A	44,869	28,077
Class B	30,000	9,344
Class C	60,165	24,771
Trustees’ fees and expenses	1,418	873
Custodian fee	25,763	20,999
Transfer and dividend disbursing agent fees	15,433	8,523
Legal and accounting services	9,903	10,070
Printing and postage	6,056	3,896
Registration fees	27,599	2,702
Interest expense and fees	5,337	1,707
Miscellaneous	13,560	8,788

Total expenses	$337,886	$157,192

Deduct —
Reduction of custodian fee	$651	$343

Total expense reductions	$651	$343

Net expenses	$337,235	$156,849

Net investment income	$1,189,413	$702,450

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$183,588	$41,575
Financial futures contracts	(274,310)	(335,996)
Swap contracts	(71,110)	(61,303)

Net realized loss	$(161,832)	$(355,724)

Change in unrealized appreciation (depreciation) —
Investments	$1,409,883	$639,216
Financial futures contracts	(194,856)	(367,133)
Swap contracts	(180,750)	(145,084)

Net change in unrealized appreciation (depreciation)	$1,034,277	$126,999

Net realized and unrealized gain (loss)	$872,445	$(228,725)

Net increase in net assets from operations	$2,061,858	$473,725

See notes to financial statements

Eaton Vance Municipal Income Funds as of July 31, 2010

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended July 31, 2010
Increase (Decrease) in Net Assets	Insured Municipal Fund	Kansas Fund

From operations —
Net investment income	$1,189,413	$702,450
Net realized loss from investment transactions, financial futures contracts and swap contracts	(161,832)	(355,724)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	1,034,277	126,999

Net increase in net assets from operations	$2,061,858	$473,725

Distributions to shareholders —
From net investment income
Class A	$(901,776)	$(560,786)
Class B	(103,378)	(31,931)
Class C	(207,045)	(84,994)

Total distributions to shareholders	$(1,212,199)	$(677,711)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,113,278	$761,934
Class B	394,288	52,194
Class C	2,076,790	961,518
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	446,652	376,511
Class B	55,133	19,728
Class C	134,505	63,735
Cost of shares redeemed
Class A	(3,682,819)	(2,052,024)
Class B	(367,491)	(234,493)
Class C	(1,065,316)	(1,030,789)
Net asset value of shares exchanged
Class A	622,073	217,466
Class B	(622,073)	(217,466)

Net increase (decrease) in net assets from Fund share transactions	$2,105,020	$(1,081,686)

Net increase (decrease) in net assets	$2,954,679	$(1,285,672)

Net Assets

At beginning of period	$62,344,727	$35,448,121

At end of period	$65,299,406	$34,162,449

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(123,590)	$11,550

See notes to financial statements

Eaton Vance Municipal Income Funds as of July 31, 2010

FINANCIAL STATEMENTS CONT’D
Statements of Changes in Net Assets

For the Year Ended January 31, 2010
Increase (Decrease) in Net Assets	Insured Municipal Fund	Kansas Fund

From operations —
Net investment income	$2,304,809	$1,399,365
Net realized loss from investment transactions, financial futures contracts and swap contracts	(645,573)	(310,243)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	5,369,545	3,292,486

Net increase in net assets from operations	$7,028,781	$4,381,608

Distributions to shareholders —
From net investment income
Class A	$(1,816,720)	$(1,161,271)
Class B	(231,119)	(84,399)
Class C	(285,604)	(111,370)

Total distributions to shareholders	$(2,333,443)	$(1,357,040)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,032,501	$4,135,276
Class B	1,535,195	129,171
Class C	8,103,542	3,114,978
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	828,193	732,466
Class B	112,499	49,465
Class C	167,810	76,200
Cost of shares redeemed
Class A	(11,355,767)	(7,591,922)
Class B	(1,016,482)	(406,908)
Class C	(2,239,377)	(752,167)
Net asset value of shares exchanged
Class A	708,630	857,236
Class B	(708,630)	(857,236)

Net increase (decrease) in net assets from Fund share transactions	$10,168,114	$(513,441)

Net increase in net assets	$14,863,452	$2,511,127

Net Assets

At beginning of year	$47,481,275	$32,936,994

At end of year	$62,344,727	$35,448,121

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(100,804)	$(13,189)

See notes to financial statements

Eaton Vance Municipal Income Funds as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Insured Municipal Fund — Class A
	Six Months Ended		Year Ended January 31,
	July 31, 2010
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period	$10.010		$9.160	$10.760	$11.320		$11.170	$11.380

Income (Loss) From Operations

Net investment income(1)	$0.198		$0.421	$0.423	$0.474		$0.483	$0.490
Net realized and unrealized gain (loss)	0.134		0.856	(1.555)	(0.565)		0.148	(0.204)

Total income (loss) from operations	$0.332		$1.277	$(1.132)	$(0.091)		$0.631	$0.286

Less Distributions

From net investment income	$(0.202)		$(0.427)	$(0.468)	$(0.469)		$(0.481)	$(0.496)

Total distributions	$(0.202)		$(0.427)	$(0.468)	$(0.469)		$(0.481)	$(0.496)

Net asset value — End of period	$10.140		$10.010	$9.160	$10.760		$11.320	$11.170

Total Return(2)	3.33	%(3)	14.17%	(10.69)%	(0.85)%		5.76%	2.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,182		$44,087	$36,305	$29,433		$30,822	$30,896
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.82	%(4)	0.86%	0.90%	0.71	%(5)	0.73%	0.72%
Interest and fee expense(6)	0.02	%(4)	0.03%	0.17%	0.56%		0.39%	0.20%
Total expenses before custodian fee reduction	0.84	%(4)	0.89%	1.07%	1.27	%(5)	1.12%	0.92%
Expenses after custodian fee reduction excluding interest and fees	0.82	%(4)	0.86%	0.86%	0.69	%(5)	0.71%	0.70%
Net investment income	3.95	%(4)	4.32%	4.31%	4.27%		4.29%	4.36%
Portfolio Turnover	7	%(3)	26%	79%	34%		33%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Insured Municipal Fund — Class B
	Six Months Ended		Year Ended January 31,
	July 31, 2010
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period	$9.910		$9.060	$10.640	$11.190		$11.040	$11.250

Income (Loss) From Operations

Net investment income(1)	$0.159		$0.344	$0.348	$0.388		$0.396	$0.406
Net realized and unrealized gain (loss)	0.133		0.857	(1.545)	(0.558)		0.146	(0.209)

Total income (loss) from operations	$0.292		$1.201	$(1.197)	$(0.170)		$0.542	$0.197

Less Distributions

From net investment income	$(0.162)		$(0.351)	$(0.383)	$(0.380)		$(0.392)	$(0.407)

Total distributions	$(0.162)		$(0.351)	$(0.383)	$(0.380)		$(0.392)	$(0.407)

Net asset value — End of period	$10.040		$9.910	$9.060	$10.640		$11.190	$11.040

Total Return(2)	2.97	%(3)	13.45%	(11.40)%	(1.57)%		4.99%	1.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,952		$6,404	$5,929	$7,998		$10,421	$13,650
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(4)	1.61%	1.65%	1.46	%(5)	1.48%	1.47%
Interest and fee expense(6)	0.02	%(4)	0.03%	0.17%	0.56%		0.39%	0.20%
Total expenses before custodian fee reduction	1.59	%(4)	1.64%	1.82%	2.02	%(5)	1.87%	1.67%
Expenses after custodian fee reduction excluding interest and fees	1.57	%(4)	1.61%	1.61%	1.44	%(5)	1.46%	1.45%
Net investment income	3.20	%(4)	3.58%	3.55%	3.52%		3.56%	3.64%
Portfolio Turnover	7	%(3)	26%	79%	34%		33%	28%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Insured Municipal Fund — Class C
	Six Months Ended		Year Ended January 31,
	July 31, 2010						Period Ended
	(Unaudited)		2010	2009	2008		January 31, 2007(1)

Net asset value — Beginning of period	$9.910		$9.070	$10.650	$11.190		$11.040

Income (Loss) From Operations

Net investment income(2)	$0.159		$0.341	$0.341	$0.383		$0.202
Net realized and unrealized gain (loss)	0.134		0.851	(1.538)	(0.543)		0.209

Total income (loss) from operations	$0.293		$1.192	$(1.197)	$(0.160)		$0.411

Less Distributions

From net investment income	$(0.163)		$(0.352)	$(0.383)	$(0.380)		$(0.261)

Total distributions	$(0.163)		$(0.352)	$(0.383)	$(0.380)		$(0.261)

Net asset value — End of period	$10.040		$9.910	$9.070	$10.650		$11.190

Total Return(3)	2.97	%(4)	13.33%	(11.39)%	(1.48)%		3.76	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,166		$11,853	$5,248	$1,144		$26
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.56	%(5)	1.60%	1.64%	1.45	%(6)	1.48	%(5)
Interest and fee expense(7)	0.02	%(5)	0.03%	0.17%	0.56%		0.39	%(5)
Total expenses before custodian fee reduction	1.58	%(5)	1.63%	1.81%	2.01	%(6)	1.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.56	%(5)	1.60%	1.60%	1.43	%(6)	1.46	%(5)
Net investment income	3.19	%(5)	3.52%	3.65%	3.53%		2.70	%(5)
Portfolio Turnover	7	%(4)	26%	79%	34%		33	%(8)

(1)	For the period from the start of business, June 2, 2006, to January 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended January 31, 2007.

See notes to financial statements

Eaton Vance Municipal Income Funds as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kansas Fund — Class A
	Six Months Ended		Year Ended January 31,
	July 31, 2010
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period	$9.730		$8.920	$10.180	$10.520		$10.360	$10.560

Income (Loss) From Operations

Net investment income(1)	$0.200		$0.392	$0.407	$0.416		$0.426	$0.434
Net realized and unrealized gain (loss)	(0.067)		0.798	(1.251)	(0.338)		0.163	(0.200)

Total income (loss) from operations	$0.133		$1.190	$(0.844)	$0.078		$0.589	$0.234

Less Distributions

From net investment income	$(0.193)		$(0.380)	$(0.416)	$(0.418)		$(0.429)	$(0.434)

Total distributions	$(0.193)		$(0.380)	$(0.416)	$(0.418)		$(0.429)	$(0.434)

Net asset value — End of period	$9.670		$9.730	$8.920	$10.180		$10.520	$10.360

Total Return(2)	1.37	%(3)	13.56%	(8.39)%	0.74%		5.79%	2.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,595		$28,450	$27,768	$30,715		$23,177	$17,112
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73	%(4)	0.79%	0.77%	0.72	%(5)	0.77%	0.83%
Interest and fee expense(6)	0.01	%(4)	0.02%	0.06%	0.15%		0.25%	0.23%
Total expenses before custodian fee reduction	0.74	%(4)	0.81%	0.83%	0.87	%(5)	1.02%	1.06%
Expenses after custodian fee reduction excluding interest and fees	0.73	%(4)	0.79%	0.74%	0.66	%(5)	0.73%	0.82%
Net investment income	4.14	%(4)	4.16%	4.31%	4.01%		4.08%	4.17%
Portfolio Turnover	3	%(3)	15%	29%	20%		12%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kansas Fund — Class B
	Six Months Ended		Year Ended January 31,
	July 31, 2010
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period	$9.640		$8.850	$10.100	$10.430		$10.280	$10.470

Income (Loss) From Operations

Net investment income(1)	$0.162		$0.316	$0.335	$0.337		$0.348	$0.355
Net realized and unrealized gain (loss)	(0.056)		0.782	(1.246)	(0.331)		0.150	(0.192)

Total income (loss) from operations	$0.106		$1.098	$(0.911)	$0.006		$0.498	$0.163

Less Distributions

From net investment income	$(0.156)		$(0.308)	$(0.339)	$(0.336)		$(0.348)	$(0.353)

Total distributions	$(0.156)		$(0.308)	$(0.339)	$(0.336)		$(0.348)	$(0.353)

Net asset value — End of period	$9.590		$9.640	$8.850	$10.100		$10.430	$10.280

Total Return(2)	1.10	%(3)	12.58%	(9.11)%	0.05%		4.92%	1.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,738		$2,128	$2,993	$3,729		$4,221	$5,071
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)	1.55%	1.52%	1.48	%(5)	1.52%	1.58%
Interest and fee expense(6)	0.01	%(4)	0.02%	0.06%	0.15%		0.25%	0.23%
Total expenses before custodian fee reduction	1.49	%(4)	1.57%	1.58%	1.63	%(5)	1.77%	1.81%
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)	1.55%	1.50%	1.41	%(5)	1.48%	1.57%
Net investment income	3.39	%(4)	3.40%	3.57%	3.27%		3.37%	3.44%
Portfolio Turnover	3	%(3)	15%	29%	20%		12%	17%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kansas Fund — Class C
	Six Months Ended		Year Ended January 31,
	July 31, 2010						Period Ended
	(Unaudited)		2010	2009	2008		January 31, 2007(1)

Net asset value — Beginning of period	$9.660		$8.860	$10.100	$10.430		$10.260

Income (Loss) From Operations

Net investment income(2)	$0.163		$0.319	$0.333	$0.337		$0.211
Net realized and unrealized gain (loss)	(0.067)		0.790	(1.234)	(0.331)		0.191

Total income (loss) from operations	$0.096		$1.109	$(0.901)	$0.006		$0.402

Less Distributions

From net investment income	$(0.156)		$(0.309)	$(0.339)	$(0.336)		$(0.232)

Total distributions	$(0.156)		$(0.309)	$(0.339)	$(0.336)		$(0.232)

Net asset value — End of period	$9.600		$9.660	$8.860	$10.100		$10.430

Total Return(3)	1.00	%(4)	12.69%	(9.00)%	0.05%		3.95	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,829		$4,870	$2,176	$1,648		$723
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(5)	1.54%	1.52%	1.47	%(6)	1.52	%(5)
Interest and fee expense(7)	0.01	%(5)	0.02%	0.06%	0.15%		0.25	%(5)
Total expenses before custodian fee reduction	1.49	%(5)	1.56%	1.58%	1.62	%(6)	1.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(5)	1.54%	1.49%	1.40	%(6)	1.48	%(5)
Net investment income	3.39	%(5)	3.38%	3.57%	3.28%		3.01	%(5)
Portfolio Turnover	3	%(4)	15%	29%	20%		12	%(8)

(1)	For the period from the start of business, June 2, 2006, to January 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended January 31, 2007.

See notes to financial statements

Eaton Vance Municipal Income Funds as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of seven funds, two of which, each non-diversified, are included in these financial statements. They include Eaton Vance Insured Municipal Income Fund (Insured Municipal Fund) and Eaton Vance Kansas Municipal Income Fund (Kansas Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and, in the case of the Kansas Fund, from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2010, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue

Eaton Vance Municipal Income Funds as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

Insured Municipal	$166,010	January 31, 2011
	1,271,199	January 31, 2013
	29,110	January 31, 2016
	625,653	January 31, 2017
	1,320,429	January 31, 2018

Kansas	$474,959	January 31, 2013
	172,638	January 31, 2016
	238,043	January 31, 2017
	1,339,928	January 31, 2018

Additionally, at January 31, 2010, the Insured Municipal Fund and Kansas Fund had net capital losses of $186,967 and $44,055, respectively, attributable to security transactions incurred after October 31, 2009. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending January 31, 2011.

As of July 31, 2010, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended January 31, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and

Eaton Vance Municipal Income Funds as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2010, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Fund	Outstanding	Rates (%)	Outstanding

Insured Municipal	$1,140,000	0.28 – 0.33	$1,882,209
Kansas	300,000	0.33	625,884

For the six months ended July 31, 2010, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	Average
	Floating
	Rate
	Notes	Average
Fund	Outstanding	Interest Rate

Insured Municipal	$1,140,000	0.94%
Kansas	300,000	1.15

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of July 31, 2010.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is

Eaton Vance Municipal Income Funds as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Interim Financial Statements — The interim financial statements relating to July 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purpose, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For the six months ended July 31, 2010, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

Insured Municipal	$97,783	0.31%
Kansas	37,442	0.21

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2010 were as follows:

	EVM’s Sub-
	Transfer Agent	EVD’s Class A
Fund	Fees	Sales Charges

Insured Municipal	$545	$15,637
Kansas	375	3,075

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance Municipal Income Funds as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2010 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

Insured Municipal	$44,869
Kansas	28,077

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended July 31, 2010, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
	Distribution	Distribution
Fund	Fees	Fees

Insured Municipal	$23,684	$47,499
Kansas	7,377	19,556

At July 31, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

Insured Municipal	$485,000	$544,000
Kansas	198,000	370,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended July 31, 2010 amounted to the following:

	Class B	Class C
	Service	Service
Fund	Fees	Fees

Insured Municipal	$6,316	$12,666
Kansas	1,967	5,215

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended July 31, 2010, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Eaton Vance Municipal Income Funds as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Fund	Class A	Class B	Class C

Insured Municipal	$—	$1,700	$2,700
Kansas	—	300	1,800

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2010 were as follows:

Fund	Purchases	Sales

Insured Municipal	$6,138,687	$4,409,447
Kansas	1,000,000	1,829,210

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Insured Municipal Fund

	Six Months Ended
	July 31, 2010	Year Ended
Class A	(Unaudited)	January 31, 2010

Sales	406,209	1,434,699
Issued to shareholders electing to receive payments of distributions in Fund shares	44,152	85,115
Redemptions	(364,540)	(1,149,040)
Exchange from Class B shares	61,459	72,797

Net increase	147,280	443,571

	Six Months Ended
	July 31, 2010	Year Ended
Class B	(Unaudited)	January 31, 2010

Sales	39,482	158,482
Issued to shareholders electing to receive payments of distributions in Fund shares	5,507	11,679
Redemptions	(36,706)	(104,420)
Exchange to Class A shares	(62,075)	(73,537)

Net decrease	(53,792)	(7,796)

Insured Municipal Fund (continued)
	Six Months Ended
	July 31, 2010	Year Ended
Class C	(Unaudited)	January 31, 2010

Sales	207,440	837,024
Issued to shareholders electing to receive payments of distributions in Fund shares	13,426	17,293
Redemptions	(106,258)	(236,470)

Net increase	114,608	617,847

Kansas Fund
	Six Months Ended
	July 31, 2010	Year Ended
Class A	(Unaudited)	January 31, 2010

Sales	78,016	440,105
Issued to shareholders electing to receive payments of distributions in Fund shares	38,682	77,802
Redemptions	(210,366)	(798,179)
Exchange from Class B shares	22,268	92,573

Net decrease	(71,400)	(187,699)

	Six Months Ended
	July 31, 2010	Year Ended
Class B	(Unaudited)	January 31, 2010

Sales	5,383	14,165
Issued to shareholders electing to receive payments of distributions in Fund shares	2,044	5,323
Redemptions	(24,433)	(43,845)
Exchange to Class A shares	(22,440)	(93,234)

Net decrease	(39,446)	(117,591)

	Six Months Ended
	July 31, 2010	Year Ended
Class C	(Unaudited)	January 31, 2010

Sales	99,281	330,335
Issued to shareholders electing to receive payments of distributions in Fund shares	6,598	8,089
Redemptions	(107,138)	(79,763)

Net increase (decrease)	(1,259)	258,661

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Eaton Vance Municipal Income Funds as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Insured Municipal Fund

Aggregate cost	$59,698,519

Gross unrealized appreciation	$4,253,273
Gross unrealized depreciation	(643,990)

Net unrealized appreciation	$3,609,283

Kansas Fund

Aggregate cost	$33,541,773

Gross unrealized appreciation	$1,643,469
Gross unrealized depreciation	(1,085,202)

Net unrealized appreciation	$558,267

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At July 31, 2010, the Kansas Fund had a balance outstanding pursuant to this line of credit of $100,000 at an interest rate of 1.44%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at July 31, 2010. The Funds’ average borrowings or allocated fees during the six months ended July 31, 2010 were not significant.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2010 is as follows:

Futures Contracts

						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

Insured Municipal	9/10	40 U.S. 30-Year Treasury Bond	Short	$(5,001,254)	$(5,148,750)	$(147,496)

Kansas	9/10	60 U.S. 30-Year Treasury Bond	Short	$(7,442,033)	$(7,723,125)	$(281,092)

Interest Rate Swaps
Insured Municipal Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$812,500	4.046%	3-month USD-LIBOR-BBA	September 17, 2010/ September 17, 2040	$(47,378)

Merrill Lynch Capital Services, Inc.	850,000	4.140%	3-month USD-LIBOR-BBA	August 24, 2010/ August 24, 2040	(66,373)

					$(113,751)

Kansas Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$362,500	4.046%	3-month USD-LIBOR-BBA	September 17, 2010/ September 17, 2040	$(21,138)

Merrill Lynch Capital Services, Inc.	1,000,000	4.140%	3-month USD-LIBOR-BBA	August 24, 2010/ August 24, 2040	(78,086)

					$(99,224)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At July 31, 2010, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund may enter into interest rate swap contracts. The Funds may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

Eaton Vance Municipal Income Funds as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At July 31, 2010, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at July 31, 2010 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At July 31, 2010, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to the interest rate swaps included in the table below for each respective fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Insured Municipal Fund
Futures Contracts	$—	$(147,496	)(1)
Interest Rate Swaps	—	(113,751	)(2)

Total	$—	$(261,247)

Kansas Fund
Futures Contracts	$—	$(281,092	)(1)
Interest Rate Swaps	—	(99,224	)(2)

Total	$—	$(380,316)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Fund	Income(1)	Income(2)

Insured Municipal	$(345,420)	$(375,606)
Kansas	(397,299)	(512,217)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended July 31, 2010, which are indicative of the volume of these derivative types, were approximately as follows:

Fund	Futures Contracts	Interest Rate Swaps

Insured Municipal	$4,000,000	$1,663,000
Kansas	6,000,000	1,363,000

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Eaton Vance Municipal Income Funds as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Insured Municipal Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$64,447,802	$—	$64,447,802

Total Investments	$—	$64,447,802	$—	$64,447,802

Liability Description

Futures Contracts	$(147,496)	$—	$—	$(147,496)
Interest Rate Swaps	—	(113,751)	—	(113,751)

Total	$(147,496)	$(113,751)	$—	$(261,247)

Kansas Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$34,400,040	$—	$34,400,040

Total Investments	$—	$34,400,040	$—	$34,400,040

Liability Description

Futures Contracts	$(281,092)	$—	$—	$(281,092)
Interest Rate Swaps	—	(99,224)	—	(99,224)

Total	$(281,092)	$(99,224)	$—	$(380,316)

The Funds held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs.

12   Proposed Plan of Reorganization

On June 7, 2010, the Board of Trustees of the Funds approved a proposal to reorganize the Funds into Eaton Vance National Municipal Income Fund, a series of Eaton Vance Municipals Trust with substantially the same investment objective as the Funds. The proposed reorganization is subject to approval by the shareholders of each of the Funds. After the close of business on June 18, 2010, the Funds were closed to new investors.

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Insured Municipal Income Fund (formerly Eaton Vance Insured Municipals Fund)
•	Eaton Vance Kansas Municipal Income Fund (formerly Eaton Vance Kansas Municipals Fund)

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for each Fund. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s long-standing strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and each Fund to continue to share such benefits equitably.

Eaton Vance Municipal Income Funds

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President

William H. Ahern, Jr.
Vice President

Brian C. Barney
Vice President

Craig R. Brandon
Vice President

Brian D. Clouser
Vice President

Joseph M. Davolio
Vice President

James H. Evans
Vice President

Christopher J. Harshman
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Fund Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust II
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. Each Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

335-9/10	2CSRC

Eaton Vance
Investment Managers

Semiannual Report July 31, 2010

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

SemiannualReportJuly31,2010 EATONVANCEHIGHYIELD MUNICIPAL INCOME FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010
INVESTMENT UPDATE
Economic and Market Conditions
The U.S. economy remained generally stable, if still weak, during the six months ending July 31, 2010, even as concerns about high unemployment and budget
Cynthia J. Clemson
Co-Portfolio Manager

Thomas M. Metzold, CFA
Co-Portfolio Manager deficits provoked ongoing skittishness in the capital markets. The U.S. economy grew at an annualized rate of 3.7% in the first quarter of 2010, but slowed to 1.6% in the second quarter, according to the U.S. Department of Commerce.

Municipal bond performance was positive for the period, in spite of ongoing negative media attention on the tax-exempt sector. The Barclays Capital Municipal Bond Index (the Index)—an unmanaged index of municipal bonds traded in the U.S.—gained 4.06% for the period, reflecting continued demand for munis, supported in part by the limited supply of tax-exempt issues due to the success of the Build America Bond program. Demand began to taper off later in the period, however, likely as a result of low yields and concerns about the fiscal stress on many issuers.
Against this backdrop, munis with longer and intermediate maturities performed best during the period, with the 20-year segment of the Index returning 4.50% and the 7-year segment 4.32%. Shorter-maturity bonds in the 5-year segment of the Index returned 3.37%, trailing the broader municipal bond market.
Management Discussion
During the six months ending July 31, 2010, the Fund’s Class A shares (at net asset value) and Class I shares outperformed the Index and the Fund’s Lipper peer group average.1 Given the significant price movement at the longer end of the municipal yield curve, management’s bias toward longer maturities was generally beneficial for relative performance during the period. The Fund’s focus on high-yield municipals also helped its performance.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

The Fund was modestly hedged using Treasury futures—an ongoing strategy that management has employed for many years and is designed to mitigate interest-rate risk. During the period, the volatile economic situation in Europe and increasing uncertainty about the global economic outlook bolstered the U.S. Treasury market, sending Treasury yields lower and causing the municipal/Treasury ratio to climb from 89% at the beginning of 2010 to 99.8% as of July 31, 2010. As a result, the Fund’s hedged Treasury positions detracted from its relative performance.
Management employed leverage in the Fund, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying the Fund’s exposure to its underlying investments in both up and down markets. During the period, the Fund’s leverage contributed positively to its relative performance.2
As we move ahead, we continue to focus on state and local government budget deficits, which likely peaked

Total Return Performance 1/31/10 – 7/31/10

Class A3	5.22%
Class B3	4.73
Class C3	4.89
Class I3	5.34
Barclays Capital Municipal Bond Index[1]	4.06
Barclays Capital High Yield Long (22+) Municipal Bond Index[1]	8.05
Lipper High Yield Municipal Debt Funds Average[1]	5.21

See page 3 for more performance information.
[1]	It is not possible to invest directly in an Index or a Lipper classification. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on RIB investments.

[3]	Six-month returns are cumulative. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010
INVESTMENT UPDATE

in 2010 or are expected to peak in early 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials. We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010
PERFORMANCE INFORMATION

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETHYX	EVHYX	ECHYX	EIHYX

Average Annual Total Returns (at net asset value)

Six Months	5.22%	4.73%	4.89%	5.34%
One Year	21.24	20.17	20.35	21.65
Five Years	0.69	-0.05	-0.04	N.A.
10 Years	4.10	3.34	3.34	N.A.
Life of Fund†	4.74	3.93	3.03	-2.51

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	0.27%	-0.27%	3.89%	5.34%
One Year	15.52	15.17	19.35	21.65
Five Years	-0.28	-0.37	-0.04	N.A.
10 Years	3.59	3.34	3.34	N.A.
Life of Fund†	4.40	3.93	3.03	-2.51

† Inception dates: Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97; Class I: 5/9/07.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.11%	1.87%	1.86%	0.85%
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	5.94%	5.19%	5.19%	6.18%
Taxable-Equivalent Distribution Rate[3,4]	9.14	7.98	7.98	9.51
SEC 30-day Yield[5]	5.45	4.98	4.97	5.97
Taxable-Equivalent SEC 30-day Yield[4,5]	8.38	7.66	7.65	9.18
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital High Yield Long
	Municipal Bond Index	(22+) Municipal Bond Index

Six Months	4.06%	8.05%
One Year	9.15	25.91
Five Years	4.75	2.05
10 Years	5.62	5.05

Lipper Averages[7] (Average Annual Total Returns)

Lipper High Yield Municipal Debt Funds Classification

Six Months		5.21%
One Year		18.61
Five Years		1.89
10 Years		4.23

1 Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C shares reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. 2 Source: Prospectus dated 6/1/10. Includes interest expense of 0.11% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. 5 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 7 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper High Yield Municipal Debt Funds Classification contained 120, 113, 74 and 62 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

3

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments
*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 7/31/10 is as follows:

AAA	11.6%	BBB	29.4%	CCC	3.0%
AA	9.3%	BB	3.8%	Not Rated	22.6%
A	13.4%	B	6.9%
Fund Statistics2

• Number of Issues:	206
• Average Maturity:	22.7 years
• Average Effective Maturity:	17.6 years
• Average Call Protection:	7.4 years
• Average Dollar Price:	$89.70
• RIB Leverage[3]:	12.4%
[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 7/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

4

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 – July 31, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance High Yield Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/10)	(7/31/10)	(2/1/10 – 7/31/10)

Actual
Class A	$1,000.00	$1,052.20	$5.55
Class B	$1,000.00	$1,047.30	$9.34
Class C	$1,000.00	$1,048.90	$9.35
Class I	$1,000.00	$1,053.40	$4.28

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.46
Class B	$1,000.00	$1,015.70	$9.20
Class C	$1,000.00	$1,015.70	$9.20
Class I	$1,000.00	$1,020.60	$4.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.09% for Class A shares, 1.84% for Class B shares, 1.84% for Class C shares and 0.84% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2010.

5

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.4%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.5%

$7,000	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,003,150
2,600	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	1,632,098
1,650	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,599,741
610	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	568,319

		$10,803,308

Education — 5.3%

$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$12,469,200
775	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	814,006
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(2)	344,000
7,625	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,644,615
5,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(1)(3)	5,668,600
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,685,600

		$38,626,021

Electric Utilities — 4.5%

$3,500	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.00%, 3/1/41	$1,407,105
4,920	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	2,076,240
6,000	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33(4)	3,267,960
5,380	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,877,811
16,950	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	15,839,267
3,965	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,965,555

		$32,433,938

Escrowed / Prerefunded — 0.3%

$3,500	Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$2,236,290

		$2,236,290

General Obligations — 2.4%

$2,000	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/27(5)	$2,160,360
2,000	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/31(5)	2,120,140
6,000	Michigan Municipal Bond Authority, 9.50%, 8/20/10	5,998,020
6,480	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	7,103,700

		$17,382,220

Health Care-Miscellaneous — 1.7%

$2,095	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,056,033
553	Osceola County, FL, Industrial Development Authority, (Community Provider Pooled Loan), 7.75%, 7/1/17	553,061
865	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(4)	885,619
807	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(4)	828,241
677	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(4)	694,741
127	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(4)	130,748
289	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(4)	296,642
801	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(4)	823,615
335	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(4)	345,090
671	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36(4)	685,789
202	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(4)	207,379
446	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(4)	458,016
369	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(4)	378,504
4,315	Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	3,944,514

		$12,287,992

See notes to financial statements

6

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Hospital — 16.4%

$9,825	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$9,753,572
8,300	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	7,547,273
2,435	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,384,888
2,180	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	1,975,407
3,245	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	3,178,770
4,770	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(1)	5,094,980
905	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	831,396
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	765,039
6,615	Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	6,425,745
6,340	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,364,988
3,335	Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,427,613
12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	2,174,644
7,245	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	6,498,692
4,500	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,465,125
1,600	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	1,431,376
7,470	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,741,460
3,190	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,228,057
3,750	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,691,687
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,482,918
3,065	South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	3,178,344
5,965	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,579,482
2,695	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32	2,500,987
20,805	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	18,279,273
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,326,374
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,508,548
5,650	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	5,268,455

		$119,105,093

Housing — 3.4%

$4,000	Charter Mac Equity Trust, TN, 6.00%, 5/15/19(4)	$4,247,000
1,630	Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,540,236
430	Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	401,366
4,000	Muni Mae Tax-Exempt Bond, LLC, 5.90%, 11/29/49(4)	2,265,000
4,802	Muni Mae Tax-Exempt Bond, LLC, 7.50%, 6/30/49(4)	4,453,310
2,855	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,671,081
1,285	Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,119,659
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(2)	516,008
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(2)	1,200,020
4,265	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	4,448,395
1,300	Virginia Housing Development Authority, (AMT), Variable Rate, 19.645%, 10/1/35(4)(6)(7)	1,539,655

		$24,401,730

Industrial Development Revenue — 20.0%

$1,960	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,697,497
2,825	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,954,809
4,500	Alabama Industrial Development Authority Solid Waste Disposal Revenue, (AMT), 6.45%, 12/1/23	4,129,515
2,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	2,505,975
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,015,582
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,908,190
1,180	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,278,990
6,510	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,837,714
6,735	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (American Airlines, Inc.), (AMT), 5.50%, 11/1/30	4,959,923
6,300	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	5,524,659

See notes to financial statements

7

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue (continued)

$3,505	Effingham County, GA, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	$3,396,555
2,750	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,651,193
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	5,344,170
7,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,415,175
12,650	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	12,979,912
2,525	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,172,333
535	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	497,170
10,095	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	9,676,360
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	2,900,370
6,245	New Jersey Economic Development Authority, (New Jersey American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,431,351
7,535	New Morgan, PA, Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	7,540,576
6,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	6,204,600
4,560	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	4,742,993
1,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	1,052,190
5,995	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	6,208,602
8,200	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	6,864,056
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	2,833,620
6,440	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	5,077,360
1,900	Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	1,933,782
10,670	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	10,311,595
3,115	West Virginia Economic Development Authority, (Appalachian Power Co.), Variable Rate, 5.375%, 12/1/38	3,128,239

		$145,175,056

Insured-Electric Utilities — 1.8%

$5,395	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), Series B, (FGIC), (AMT), 4.75%, 12/1/23	$5,270,699
7,810	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	7,733,306

		$13,004,005

Insured-General Obligations — 1.1%

$8,185	Clark County, NV, (AMBAC), 2.50%, 11/1/36	$5,452,110
2,635	Geary County, KS, (XLCA), 3.50%, 9/1/30	2,256,008
500	Geary County, KS, (XLCA), 3.50%, 9/1/31	424,140

		$8,132,258

Insured-Hospital — 1.0%

$7,300	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(1)	$7,311,485

		$7,311,485

Insured-Lease Revenue / Certificates of Participation — 0.2%

$1,750	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,613,920

		$1,613,920

Insured-Other Revenue — 2.2%

$10,510	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$3,695,316
10,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	2,985,000
12,700	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	2,427,097
5,650	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49(5)	6,572,588

		$15,680,001

Insured-Special Tax Revenue — 1.5%

$14,500	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	$9,191,985
515	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	62,784

See notes to financial statements

8

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$9,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,059,507
5,460	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	581,981

		$10,896,257

Insured-Student Loan — 2.7%

$8,740	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$9,268,945
11,055	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	10,308,456

		$19,577,401

Insured-Transportation — 6.2%

$15,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$3,105,150
20,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	3,856,400
6,665	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	985,753
3,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	457,662
10,000	North Texas Tollway Authority, (AGC), 0.00%, 1/1/42	8,066,900
20,335	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	3,636,305
3,240	San Jose, CA, Airport, (AGM), (AMBAC), (AMT), 5.00%, 3/1/37	3,097,667
7,150	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,613,463
19,910	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/25	8,194,359
20,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	5,747,200

		$44,760,859

Lease Revenue / Certificates of Participation — 3.1%

$21,000	Greenville County, SC, School District, 5.00%, 12/1/24(1)	$22,448,790

		$22,448,790

Nursing Home — 0.7%

$2,250	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,252,385
1,050	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	881,359
2,570	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,157,721

		$5,291,465

Other Revenue — 12.8%

$1,150	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,178,888
1,290	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,323,927
700	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	721,007
112,970	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	3,260,314
8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	281,600
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	5,507,942
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	1,542,150
81,635	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,477,593
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(4)	4,558,860
4,560	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	3,306,638
7,200	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,637,760
14,000	Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(4)	10,115,980
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	226,265
20,000	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	12,932,600
410	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	403,965
1,160	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	1,050,624
250	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	213,440
1,605	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	1,308,701
1,726	Pueblo of Santa Ana, NM, 15.00%, 4/1/24(4)	1,362,125
3,135	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,794,915
9,000	Seminole Tribe, FL, 5.25%, 10/1/27(4)	7,941,420

See notes to financial statements

9

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue (continued)

$6,135	Seminole Tribe, FL, 5.50%, 10/1/24(4)	$5,813,587
5,755	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	6,209,645
4,295	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	4,637,054
22,830	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	744,943
8,955	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	6,584,343

		$93,136,286

Senior Living / Life Care — 6.9%

$2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(8)	$1,672,325
1,575	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	1,428,478
6,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	5,154,600
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	1,573,440
4,150	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	3,559,828
2,710	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,672,629
7,425	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	6,223,189
7,000	Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	6,111,560
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,394,392
4,750	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	4,560,760
1,085	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	862,651
1,560	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,133,668
7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	1,942,718
3,475	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(2)	1,854,712
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	485,194
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,159,168
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,012,280
2,500	Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,380,350

		$50,181,942

Solid Waste — 0.8%

$5,610	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$5,612,861

		$5,612,861

Special Assessment Revenue — 0.6%

$2,240	Poinciana West, FL, Community Development District, 6.00%, 5/1/37	$1,998,864
2,925	University Square, FL, Community Development District, 5.875%, 5/1/38	2,656,339

		$4,655,203

Special Tax Revenue — 5.9%

$1,260	Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$922,711
201	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	140,539
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,386,313
3,455	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37(4)	2,755,397
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	23,122,854
4,305	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	2,059,512
6,195	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	2,999,061
2,355	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	1,191,135
3,650	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(2)	1,055,945
3,505	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,918,064

		$42,551,531

Transportation — 6.5%

$635	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$577,113
3,425	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	1,948,859

See notes to financial statements

10

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation (continued)

$4,305	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	$2,473,653
740	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	732,422
1,080	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,031,983
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,215,760
7,150	North Texas Tollway Authority, 5.75%, 1/1/38	7,498,991
4,980	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	5,032,390
5,025	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,404,991
9,990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	10,826,063
3,650	Texas Private Activity Bond Surface Transportation Corp., (LBJ Infrastructure Group, LLC), 7.00%, 6/30/34	3,820,966
3,415	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,559,045
1,090	Walker Field, CO, Public Airport Authority, 4.75%, 12/1/27	1,030,759
1,100	Walker Field, CO, Public Airport Authority, 5.00%, 12/1/22	1,115,433

		$47,268,428

Water and Sewer — 1.9%

$7,635	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$7,174,915
6,390	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	6,921,904

		$14,096,819

Total Tax-Exempt Investments — 111.4%
(identified cost $865,763,340)		$808,671,159

Other Assets, Less Liabilities — (11.4)%		$(82,735,675)

Net Assets — 100.0%		$725,935,484

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

PSF - Permanent School Fund

XLCA - XL Capital Assurance, Inc.

At July 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.6%
New York	13.9%
Massachusetts	11.6%
Others, representing less than 10% individually	71.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2010, 15.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 5.0% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Defaulted bond.

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,918,600.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $60,639,021 or 8.4% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(6)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at July 31, 2010.

(7)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(8)	Security is in default with respect to scheduled principal payments.

See notes to financial statements

11

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2010

Assets

Investments, at value (identified cost, $865,763,340)	$808,671,159
Cash	5,089,360
Interest receivable	11,728,263
Receivable for investments sold	2,566,271
Receivable for Fund shares sold	1,407,166
Prepaid expenses	27,426

Total assets	$829,489,645

Liabilities

Payable for floating rate notes issued	$97,567,000
Payable for variation margin on open financial futures contracts	263,656
Payable for open swap contracts	1,166,230
Payable for Fund shares redeemed	1,911,730
Distributions payable	1,631,860
Payable to affiliates:
Investment adviser fee	357,989
Distribution and service fees	276,033
Interest expense and fees payable	182,391
Accrued expenses	197,272

Total liabilities	$103,554,161

Net Assets	$725,935,484

Sources of Net Assets

Paid-in capital	$1,006,897,943
Accumulated net realized loss	(223,835,436)
Accumulated undistributed net investment income	1,658,687
Net unrealized depreciation	(58,785,710)

Net Assets	$725,935,484

Class A Shares

Net Assets	$476,002,321
Shares Outstanding	58,989,192
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.07
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.47

Class B Shares

Net Assets	$40,340,900
Shares Outstanding	5,015,552
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.04

Class C Shares

Net Assets	$167,066,996
Shares Outstanding	22,374,804
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.47

Class I Shares

Net Assets	$42,525,267
Shares Outstanding	5,265,788
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
July 31, 2010

Investment Income

Interest	$25,245,637

Total investment income	$25,245,637

Expenses

Investment adviser fee	$2,103,337
Distribution and service fees
Class A	600,790
Class B	214,418
Class C	818,044
Trustees’ fees and expenses	13,152
Custodian fee	116,721
Transfer and dividend disbursing agent fees	181,934
Legal and accounting services	52,132
Printing and postage	24,759
Registration fees	41,517
Interest expense and fees	439,225
Miscellaneous	64,702

Total expenses	$4,670,731

Deduct —
Reduction of custodian fee	$2,084

Total expense reductions	$2,084

Net expenses	$4,668,647

Net investment income	$20,576,990

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(91,726)
Financial futures contracts	(3,147,869)
Swap contracts	(753,477)

Net realized loss	$(3,993,072)

Change in unrealized appreciation (depreciation) —
Investments	$22,846,458
Financial futures contracts	(1,051,811)
Swap contracts	(2,277,217)

Net change in unrealized appreciation (depreciation)	$19,517,430

Net realized and unrealized gain	$15,524,358

Net increase in net assets from operations	$36,101,348

See notes to financial statements

12

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	July 31, 2010	Year Ended
in Net Assets	(Unaudited)	January 31, 2010

From operations —
Net investment income	$20,576,990	$43,181,965
Net realized loss from investment transactions, financial futures contracts and swap contracts	(3,993,072)	(29,644,865)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	19,517,430	160,726,183

Net increase in net assets from operations	$36,101,348	$174,263,283

Distributions to shareholders —
From net investment income
Class A	$(14,394,579)	$(30,493,091)
Class B	(1,133,329)	(2,804,695)
Class C	(4,322,169)	(8,649,668)
Class I	(1,119,130)	(738,367)

Total distributions to shareholders	$(20,969,207)	$(42,685,821)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$38,520,632	$125,707,294
Class B	1,529,279	4,294,683
Class C	13,976,225	34,852,479
Class I	18,791,355	28,335,552
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,107,519	17,118,212
Class B	545,462	1,223,384
Class C	2,144,169	4,178,526
Class I	398,659	168,295
Cost of shares redeemed
Class A	(65,991,479)	(167,248,632)
Class B	(5,090,562)	(8,673,566)
Class C	(14,877,465)	(29,386,636)
Class I	(5,136,938)	(5,575,685)
Net asset value of shares exchanged
Class A	3,897,299	6,209,428
Class B	(3,897,299)	(6,209,428)

Net increase (decrease) in net assets from Fund share transactions	$(7,083,144)	$4,993,906

Net increase in net assets	$8,048,997	$136,571,368

Net Assets

At beginning of period	$717,886,487	$581,315,119

At end of period	$725,935,484	$717,886,487

Accumulated undistributed net investment income included in net assets

At end of period	$1,658,687	$2,050,904

Statement of Cash Flows

For the Six Months Ended
Cash Flows From	July 31, 2010
Operating Activities	(Unaudited)

Net increase in net assets from operations	$36,101,348
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(49,332,406)
Investments sold	60,900,043
Net accretion/amortization of premium (discount)	(2,237,888)
Decrease in interest receivable	250,350
Increase in receivable for investments sold	(2,461,675)
Decrease in receivable for open swap contracts	1,110,987
Increase in prepaid expenses	(27,426)
Decrease in payable for when-issued securities	(322,176)
Decrease in payable for variation margin on open financial futures contracts	(27,063)
Increase in payable for open swap contracts	1,166,230
Decrease in payable to affiliate for investment adviser fee	(20,783)
Decrease in payable to affiliate for distribution and service fees	(3,244)
Increase in interest expense and fees payable	16,892
Decrease in accrued expenses	(83,450)
Net change in unrealized (appreciation) depreciation from investments	(22,846,458)
Net realized loss from investments	91,726

Net cash provided by operating activities	$22,275,007

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$72,336,049
Fund shares redeemed	(91,319,270)
Distributions paid, net of reinvestments	(9,762,463)

Net cash used in financing activities	$(28,745,684)

Net decrease in cash	$(6,470,677)

Cash at beginning of period	$11,560,037

Cash at end of period	$5,089,360

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$11,195,809
Cash paid for interest and fees	$422,333

See notes to financial statements

13

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Six Months Ended		Year Ended January 31,
	July 31, 2010
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period	$7.900		$6.440	$9.780	$10.730		$10.240	$10.090

Income (Loss) From Operations

Net investment income(1)	$0.236		$0.488	$0.504	$0.490		$0.515	$0.535
Net realized and unrealized gain (loss)	0.172		1.452	(3.351)	(0.955)		0.465	0.167

Total income (loss) from operations	$0.408		$1.940	$(2.847)	$(0.465)		$0.980	$0.702

Less Distributions

From net investment income	$(0.238)		$(0.480)	$(0.493)	$(0.485)		$(0.490)	$(0.552)

Total distributions	$(0.238)		$(0.480)	$(0.493)	$(0.485)		$(0.490)	$(0.552)

Net asset value — End of period	$8.070		$7.900	$6.440	$9.780		$10.730	$10.240

Total Return(2)	5.22	%(3)	31.04%	(29.94)%	(4.47)%		9.76%	7.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$476,002		$481,346	$407,816	$788,563		$876,579	$505,474
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.97	%(4)	1.00%	0.97%	0.86	%(5)	0.89%	0.94%
Interest and fee expense(6)	0.12	%(4)	0.11%	0.35%	0.52%		0.52%	0.39%
Total expenses before custodian fee reduction	1.09	%(4)	1.11%	1.32%	1.38	%(5)	1.41%	1.33%
Expenses after custodian fee reduction excluding interest and fees	0.97	%(4)	1.00%	0.96%	0.85	%(5)	0.87%	0.93%
Net investment income	5.95	%(4)	6.72%	5.97%	4.74%		4.88%	5.26%
Portfolio Turnover	6	%(3)	22%	35%	43%		44%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

14

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class B

	Six Months Ended		Year Ended January 31,
	July 31, 2010
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period	$7.880		$6.430	$9.750	$10.700		$10.210	$10.060

Income (Loss) From Operations

Net investment income(1)	$0.206		$0.432	$0.440	$0.412		$0.438	$0.463
Net realized and unrealized gain (loss)	0.163		1.448	(3.336)	(0.956)		0.463	0.162

Total income (loss) from operations	$0.369		$1.880	$(2.896)	$(0.544)		$0.901	$0.625

Less Distributions

From net investment income	$(0.209)		$(0.430)	$(0.424)	$(0.406)		$(0.411)	$(0.475)

Total distributions	$(0.209)		$(0.430)	$(0.424)	$(0.406)		$(0.411)	$(0.475)

Net asset value — End of period	$8.040		$7.880	$6.430	$9.750		$10.700	$10.210

Total Return(2)	4.73	%(3)	30.02%	(30.42)%	(5.20)%		8.97%	6.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$40,341		$46,335	$46,123	$92,895		$126,916	$143,784
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.72	%(4)	1.76%	1.72%	1.61	%(5)	1.64%	1.69%
Interest and fee expense(6)	0.12	%(4)	0.11%	0.35%	0.52%		0.52%	0.39%
Total expenses before custodian fee reduction	1.84	%(4)	1.87%	2.07%	2.13	%(5)	2.16%	2.08%
Expenses after custodian fee reduction excluding interest and fees	1.72	%(4)	1.76%	1.71%	1.60	%(5)	1.62%	1.68%
Net investment income	5.21	%(4)	5.99%	5.23%	4.00%		4.17%	4.57%
Portfolio Turnover	6	%(3)	22%	35%	43%		44%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

15

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Six Months Ended		Year Ended January 31,
	July 31, 2010
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period	$7.310		$5.970	$9.050	$9.930		$9.470	$9.340

Income (Loss) From Operations

Net investment income(1)	$0.191		$0.401	$0.408	$0.382		$0.403	$0.422
Net realized and unrealized gain (loss)	0.163		1.339	(3.095)	(0.885)		0.439	0.148

Total income (loss) from operations	$0.354		$1.740	$(2.687)	$(0.503)		$0.842	$0.570

Less Distributions

From net investment income	$(0.194)		$(0.400)	$(0.393)	$(0.377)		$(0.382)	$(0.440)

Total distributions	$(0.194)		$(0.400)	$(0.393)	$(0.377)		$(0.382)	$(0.440)

Net asset value — End of period	$7.470		$7.310	$5.970	$9.050		$9.930	$9.470

Total Return(2)	4.89	%(3)	29.92%	(30.40)%	(5.19)%		9.03%	6.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$167,067		$162,425	$123,933	$244,680		$265,002	$168,029
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.72	%(4)	1.75%	1.72%	1.61	%(5)	1.64%	1.69%
Interest and fee expense(6)	0.12	%(4)	0.11%	0.35%	0.52%		0.52%	0.39%
Total expenses before custodian fee reduction	1.84	%(4)	1.86%	2.07%	2.13	%(5)	2.16%	2.08%
Expenses after custodian fee reduction excluding interest and fees	1.72	%(4)	1.75%	1.71%	1.60	%(5)	1.62%	1.68%
Net investment income	5.20	%(4)	5.95%	5.23%	3.99%		4.13%	4.49%
Portfolio Turnover	6	%(3)	22%	35%	43%		44%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended January 31, 2008). Absent this allocation, total return would be lower.

(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

16

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Six Months Ended		Year Ended January 31,
	July 31, 2010				Period Ended
	(Unaudited)		2010	2009	January 31, 2008(1)

Net asset value — Beginning of period	$7.910		$6.440	$9.780	$10.720

Income (Loss) From Operations

Net investment income(2)	$0.245		$0.505	$0.520	$0.358
Net realized and unrealized gain (loss)	0.172		1.461	(3.345)	(0.923)

Total income (loss) from operations	$0.417		$1.966	$(2.825)	$(0.565)

Less Distributions

From net investment income	$(0.247)		$(0.496)	$(0.515)	$(0.375)

Total distributions	$(0.247)		$(0.496)	$(0.515)	$(0.375)

Net asset value — End of period	$8.080		$7.910	$6.440	$9.780

Total Return(3)	5.34	%(4)	31.48%	(29.75)%	(5.33	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$42,525		$27,780	$3,442	$2,060
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.72	%(5)	0.74%	0.71%	0.61	%(5)
Interest and fee expense(6)	0.12	%(5)	0.11%	0.35%	0.52	%(5)
Total expenses before custodian fee reduction	0.84	%(5)	0.85%	1.06%	1.13	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(5)	0.74%	0.70%	0.60	%(5)
Net investment income	6.17	%(5)	6.66%	6.57%	4.94	%(5)
Portfolio Turnover	6	%(4)	22%	35%	43	%(7)

(1)	For the period from the start of business, May 9, 2007, to January 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense primarily relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended January 31, 2008.

See notes to financial statements

17

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to achieve high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $217,934,690 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund

18

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

of any liability for federal income or excise tax. Such capital loss carryforward will expire on January 31, 2011 ($7,890,749), January 31, 2012 ($707,905), January 31, 2013 ($23,032,310), January 31, 2014 ($6,453,293), January 31, 2016 ($14,863,328), January 31, 2017 ($49,195,524) and January 31, 2018 ($115,791,581).

Additionally, at January 31, 2010, the Fund had a net capital loss of $2,644,675 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2011.

As of July 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended January 31, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby the Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund’s liability with respect to

19

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2010, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $97,567,000 and $154,898,084, respectively. The range of interest rates on Floating Rate Notes outstanding at July 31, 2010 was 0.28% to 0.38%. For the six months ended July 31, 2010, the Fund’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $97,567,000 and 0.91%, respectively.

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2010.

The Fund may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Fund’s investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Fund may enter into financial futures contracts. The Fund’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

20

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

N  Interim Financial Statements — The interim financial statements relating to July 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $500 million	0.350%	3.50%
$500 million up to $750 million	0.325	3.25
$750 million up to $1 billion	0.300	3.25
$1 billion up to $1.5 billion	0.300	3.00

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended July 31, 2010, the investment adviser fee amounted to $2,103,337, representing 0.58% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2010, EVM earned $7,561 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received $52,781 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2010. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2010 amounted to $600,790 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred

21

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended July 31, 2010, the Fund paid or accrued to EVD $160,813 and $613,533 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At July 31, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $22,240,000 and $28,817,000, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended July 31, 2010 amounted to $53,605 and $204,511 for Class B and Class C shares, respectively.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended July 31, 2010, the Fund was informed that EVD received approximately $21,000, $27,000 and $11,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $49,332,406 and $60,900,043, respectively, for the six months ended July 31, 2010.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	July 31, 2010	Year Ended
Class A	(Unaudited)	January 31, 2010

Sales	4,817,605	17,530,257
Issued to shareholders electing to receive payments of distributions in Fund shares	1,010,707	2,352,466
Redemptions	(8,239,506)	(23,129,662)
Exchange from Class B shares	486,107	857,728

Net decrease	(1,925,087)	(2,389,211)

	Six Months Ended
	July 31, 2010	Year Ended
Class B	(Unaudited)	January 31, 2010

Sales	191,540	586,423
Issued to shareholders electing to receive payments of distributions in Fund shares	68,240	169,001
Redemptions	(638,253)	(1,191,529)
Exchange to Class A shares	(487,412)	(859,340)

Net decrease	(865,885)	(1,295,445)

	Six Months Ended
	July 31, 2010	Year Ended
Class C	(Unaudited)	January 31, 2010

Sales	1,884,883	5,132,783
Issued to shareholders electing to receive payments of distributions in Fund shares	288,881	619,501
Redemptions	(2,007,450)	(4,314,835)

Net increase	166,314	1,437,449

	Six Months Ended
	July 31, 2010	Year Ended
Class I	(Unaudited)	January 31, 2010

Sales	2,342,351	3,688,243
Issued to shareholders electing to receive payments of distributions in Fund shares	49,590	21,958
Redemptions	(639,422)	(731,279)

Net increase	1,752,519	2,978,922

22

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$767,771,267

Gross unrealized appreciation	$36,542,119
Gross unrealized depreciation	(93,209,227)

Net unrealized depreciation	$(56,667,108)

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2010.

10   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2010 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

	143
9/10	U.S. 30-Year Treasury Bond	Short	$(17,879,482)	$(18,406,781)	$(527,299)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$20,000,000	4.046%	3-month USD-LIBOR-BBA	September 17, 2010/ September 17, 2040	$(1,166,230)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At July 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Fund enters into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At July 31, 2010, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below. The value of securities pledged as collateral, if any, for open interest rate swap contracts at July 31, 2010 is disclosed in a note to the Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At July 31, 2010, the maximum amount of loss the Fund would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2010 was as follows:

23

Eaton Vance High Yield Municipal Income Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Futures Contracts	$—	$(527,299	)(1)
Interest Rate Swaps	—	(1,166,230	)(2)

Total	$—	$(1,693,529)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Futures Contracts	$(3,147,869)	$(1,051,811)
Interest Rate Swaps	(753,477)	(2,277,217)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts, respectively.

The average notional amounts of future contracts and interest rate swaps outstanding during the six months ended July 31, 2010, which are indicative of the volume of these derivative types, were approximately $35,729,000 and $20,000,000, respectively.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$808,671,159	$—	$808,671,159

Total Investments	$—	$808,671,159	$—	$808,671,159

Liability Description

Futures Contracts	$(527,299)	$—	$—	$(527,299)
Interest Rate Swaps	—	(1,166,230)	—	(1,166,230)

Total	$(527,299)	$(1,166,230)	$—	$(1,693,529)

The Fund held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs.

24

Eaton Vance High Yield Municipal Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

25

Eaton Vance High Yield Municipal Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance High Yield Municipal Income Fund (formerly Eaton Vance High Yield Municipals Fund) (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

26

Eaton Vance High Yield Municipal Income Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2009 for the Fund. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s long-standing strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance High Yield Municipal Income Fund

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President

William H. Ahern, Jr.
Vice President

Brian C. Barney
Vice President

Craig R. Brandon
Vice President

Brian D. Clouser
Vice President

Joseph M. Davolio
Vice President

James H. Evans
Vice President

Christopher J. Harshman
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

28

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Yield Municipal Income Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

416-9/10	HYSRC

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report July 31, 2010

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND

Semi annual Report July 31, 2010 EATON VANCE TAX- ADVANTAGED BOND STRATEGIES LONG TERM FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if available) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010
INVESTMENT UPDATE
Economic and Market Conditions
The U.S. economy remained generally stable, if still weak, during the six months ending July 31, 2010, even as concerns about high unemployment and budget deficits provoked ongoing volatility in the capital markets. The economy grew at an annualized rate of 3.7% in the first quarter of 2010, but then slowed to an estimated 1.6% in the second quarter, according to the U.S. Department of Commerce.
Left to right: Joseph M. Davolio,
Co-Portfolio Manager; James H. Evans,
CFA,Lead Portfolio Manager; Christopher
J. Harshman, Co-Portfolio Manager
Municipal bond performance was positive for the six-month period, in spite of ongoing negative media attention about the fiscal stress on many issuers. The Barclays Capital Municipal Bond Index – an unmanaged index of municipal bonds traded in the U.S. – gained 4.06% for the period, reflecting continued demand for high-grade municipal debt, as investors continued their transition away from risk. Credit spreads continued to tighten for most of the six months, although late in the period, U.S. Treasury securities rallied strongly in response to renewed worries about economic growth.
Against this backdrop, munis with longer and intermediate maturities performed best during the six months. The 20-year segment of the broad municipal bond index, as measured by the Barclays Capital Municipal Bond Index, returned 4.50% and the 15-year segment gained 4.38%. Shorter-maturity bonds – those in the 5-year segment of that index – returned 3.37%, trailing the broad municipal market.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
The Fund outperformed both its benchmark, the Barclays Capital 10+ Year Managed Money Index (the Index)1, and the broad municipal bond market, as measured by the Barclays Capital Municipal Bond Index, for the six months ending July 31, 2010.
Credit spreads tightened during the period, which created an overall headwind for the Fund. As spreads tightened, management began to transition out of lower-rated AA credits into AAA-rated credits. The Fund’s overweight versus the Index in these higher-quality bonds detracted from relative performance, as lower-quality bonds outperformed higher-quality issues in the 12- to 22-year maturity range.
On the plus side, security selection and relative value trading were positive contributors to the Fund’s performance versus the Index during the period. The Fund benefited as well from its yield-curve positioning. The yield curve steepened during the latter part of the period, with yields on shorter-maturity bonds in the 12- to 22-year segment falling more than longer-maturity bonds. As a result, the Fund’s overweight position to bonds on the shorter end of the Index’s maturity range was a positive.
Looking ahead, it appears there will continue to be significant challenges for many state and local governments due to severe budget shortfalls caused by declin

Total Return Performance 2/1/10 – 7/31/10
Class A2	5.14%
Class C2	4.75
Class I2	5.27

Barclays Capital 10+ Year Managed Money Index[1]	4.28%
Barclays Capital 15 Year Municipal Bond Index[1]	4.38

See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

[2]	Six-month returns are cumulative. These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent an allocation of expenses to the investment adviser and administrator, the returns would be lower.

1

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010
INVESTMENT UPDATE
ing tax revenues. While these developments bear close watching, management will continue to apply its long-term perspective and will maintain its focus on actively managing the Fund using an after-tax, total return-focused investment approach. As a practical matter in today’s municipal marketplace, we believe this approach – with its strong reliance on relative valuation and market experience – has the potential to serve tax-sensitive investors well over the long term.
The Fund is managed by a team of portfolio managers led by James H. Evans, a vice president of Eaton Vance. Mr. Evans has served as lead portfolio manager of the Fund since it commenced operations in February 2010. Effective June 7, 2010, Joseph M. Davolio and Christopher J. Harshman were appointed as co-managers of the Fund. Both are vice presidents of Eaton Vance.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010
PERFORMANCE INFORMATION

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EALTX	ECLTX	EILTX

Cumulative Total Returns (at net asset value)

Six Months	5.14%	4.75%	5.27%
Life of Fund†	5.14	4.75	5.27

SEC Cumulative Total Returns (including sales charge or applicable CDSC)

Six Months	0.13%	3.75%	5.27%
Life of Fund†	0.13	3.75	5.27

†	Inception dates: Class A: 2/1/10; Class C: 2/1/10; Class I: 2/1/10. Returns are cumulative since inception of each share class.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	1.15%	1.90%	0.90%
Net Expense Ratio	0.95	1.70	0.70

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[3]	2.57%	1.83%	2.82%
SEC 30-day Yield[4]	2.36	1.64	2.78

Index Performance[5] (Cumulative Total Return)

Barclays Capital 10+ Year Managed Money Index	4.28%
Barclays Capital 15 Year Municipal Bond Index	4.38

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Cumulative Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Returns for Class A shares reflect the maximum 4.75% sales charge. SEC Cumulative Total Returns for Class C shares reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the investment adviser and administrator, the returns would be lower.[2] Source: Prospectus dated 2/1/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through May 31, 2013. Without this expense reimbursement, performance would have been lower. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [5] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

3

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010
PORTFOLIO COMPOSITION

Rating Distribution[1]

By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund Statistics

• Number of Issues:	31

• Average Maturity:	17.24 years

• Average Effective Maturity:	8.91 years

• Duration to Worst:	7.19 years

• Average Dollar Price:	$110.49

4

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 – July 31, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/10)	(7/31/10)	(2/1/10 – 7/31/10)

Actual
Class A	$1,000.00	$1,051.40	$4.83	**
Class C	$1,000.00	$1,047.50	$8.63	**
Class I	$1,000.00	$1,052.70	$3.56	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	**
Class C	$1,000.00	$1,016.40	$8.50	**
Class I	$1,000.00	$1,021.30	$3.51	**

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on February 1, 2010.

**	Absent an allocation of expenses to the investment adviser and administrator, expenses would be higher.

5

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

Principal Amount
(000’s omitted)	Security	Value

Education — 21.6%

$50	Connecticut Health & Educational Facility Authority, (Wesleyan University), 5.00%, 7/1/29	$55,070
50	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/25	57,117
80	Rhode Island Health & Educational Building Corp., (Brown University), 5.00%, 9/1/37	84,210
80	University of California, 5.125%, 5/15/29	87,586
50	Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/25	56,198
65	Washington State University, 5.00%, 4/1/32	68,164

		$408,345

General Obligations — 45.3%

$50	Central Bucks School District, PA, 5.00%, 5/15/23	$55,770
75	Chester County, PA, 4.00%, 7/15/21	81,112
40	Clark County, NV, 5.00%, 12/1/27	42,401
50	Commonwealth of Massachusetts, 5.00%, 9/1/32	53,585
80	East Hampton, NY, Union Free School District, 4.00%, 6/1/30	80,802
50	Houston, TX, Community College, 5.00%, 2/15/23	56,899
50	Keller, TX, Independent School District, 5.25%, 2/15/30	54,183
50	Loudoun County, VA, 5.00%, 12/1/22	59,598
80	Loudoun County, VA, 5.00%, 7/1/28	88,962
50	Manassas, VA, 5.00%, 7/1/30	54,832
50	Milwaukee, WI, Series B2, 5.00%, 2/15/23	57,052
50	North Carolina, 5.00%, 5/1/21	59,919
50	Norwalk, CT, 4.00%, 7/1/21	55,302
50	Tennessee, 5.00%, 5/1/24	55,901

		$856,318

Lease Revenue / Certificates of Participation — 3.1%

$50	Ohio Cultural & Sports Capital Facilities, 5.25%, 10/1/20	$59,385

		$59,385

Other Revenue — 4.9%

$80	Kentucky Asset/Liability Commission Agency Fund Revenue, 5.00%, 9/1/22	$92,380

		$92,380

Special Tax Revenue — 3.0%

$50	New York, NY, Transitional Finance Authority, 5.00%, 11/1/25	$56,237

		$56,237

Transportation — 2.7%

$50	Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/39	$51,440

		$51,440

Water and Sewer — 18.8%

$50	Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$54,600
50	East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/36	53,422
50	Fayetteville, NC, Public Works Commission, 5.00%, 3/1/31	53,246
50	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/32	53,166
25	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	29,402
50	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	58,698
50	Winston-Salem, NC, Water and Sewer System, 5.00%, 6/1/34	53,592

		$356,126

Total Tax-Exempt Investments — 99.4%
(identified cost $1,841,002)		$1,880,231

Other Assets, Less Liabilities — 0.6%		$11,133

Net Assets — 100.0%		$1,891,364

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	15.0%
Virginia	13.8%
California	12.9%
Others, representing less than 10% individually	57.7%

See notes to financial statements

6

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2010

Assets

Investments, at value (identified cost, $1,841,002)	$1,880,231
Interest receivable	19,209
Receivable from affiliate	10,491

Total assets	$1,909,931

Liabilities

Distributions payable	$4,318
Due to custodian	7,070
Payable to affiliates:
Investment adviser and administration fee	958
Distribution and service fees	47
Accrued expenses	6,174

Total liabilities	$18,567

Net Assets	$1,891,364

Sources of Net Assets

Paid-in capital	$1,829,152
Accumulated net realized gain	22,985
Accumulated distributions in excess of net investment income	(2)
Net unrealized appreciation	39,229

Net Assets	$1,891,364

Class A Shares

Net Assets	$73,108
Shares Outstanding	7,044
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.38
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.90

Class C Shares

Net Assets	$36,857
Shares Outstanding	3,551
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.38

Class I Shares

Net Assets	$1,781,399
Shares Outstanding	171,664
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.38

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
July 31, 2010

Investment Income

Interest	$31,084

Total investment income	$31,084

Expenses

Investment adviser and administration fee	$5,242
Distribution and service fees
Class A	80
Class C	92
Trustees’ fees and expenses	283
Custodian fee	9,232
Transfer and dividend disbursing agent fees	272
Legal and accounting services	23,508
Printing and postage	5,305
Registration fees	28,024
Miscellaneous	4,612

Total expenses	$76,650

Deduct —
Allocation of expenses to affiliate	$70,365

Total expense reductions	$70,365

Net expenses	$6,285

Net investment income	$24,799

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$22,985

Net realized gain	$22,985

Change in unrealized appreciation (depreciation) —
Investments	$39,229

Net change in unrealized appreciation (depreciation)	$39,229

Net realized and unrealized gain	$62,214

Net increase in net assets from operations	$87,013

See notes to financial statements

7

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

Six Months Ended
Increase (Decrease)	July 31, 2010
in Net Assets	(Unaudited)

From operations —
Net investment income	$24,799
Net realized gain from investment transactions	22,985
Net change in unrealized appreciation (depreciation) from investments	39,229

Net increase in net assets from operations	$87,013

Distributions to shareholders —
From net investment income
Class A	$(851)
Class C	(175)
Class I	(23,775)

Total distributions to shareholders	$(24,801)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$70,475
Class C	35,950
Class I	1,737,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	719
Class C	73
Cost of shares redeemed
Class A	(6)
Class I	(15,059)

Net increase in net assets from Fund share transactions	$1,829,152

Net increase in net assets	$1,891,364

Net Assets

At beginning of period	$—

At end of period	$1,891,364

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(2)

See notes to financial statements

8

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended
	July 31, 2010
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.133
Net realized and unrealized gain	0.378

Total income from operations	$0.511

Less Distributions

From net investment income	$(0.131)

Total distributions	$(0.131)

Net asset value — End of period	$10.380

Total Return(2)	5.14	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$73
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.95	%(5)
Net investment income	2.64	%(5)
Portfolio Turnover	102	%(3)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser and administrator subsidized certain operating expenses equal to 8.03% of average daily net assets for the six months ended July 31, 2010. Absent this subsidy, total return would be lower.

(5)	Annualized.

See notes to financial statements

9

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended
	July 31, 2010
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.096
Net realized and unrealized gain	0.377

Total income from operations	$0.473

Less Distributions

From net investment income	$(0.093)

Total distributions	$(0.093)

Net asset value — End of period	$10.380

Total Return(2)	4.75	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$37
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.70	%(5)
Net investment income	1.89	%(5)
Portfolio Turnover	102	%(3)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	The investment adviser and administrator subsidized certain operating expenses equal to 8.03% of average daily net assets for the six months ended July 31, 2010. Absent this subsidy, total return would be lower.

(5)	Annualized.

See notes to financial statements

10

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	July 31, 2010
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.144
Net realized and unrealized gain	0.379

Total income from operations	$0.523

Less Distributions

From net investment income	$(0.143)

Total distributions	$(0.143)

Net asset value — End of period	$10.380

Total Return(2)	5.27	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,781
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.70	%(5)
Net investment income	2.85	%(5)
Portfolio Turnover	102	%(3)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	The investment adviser and administrator subsidized certain operating expenses equal to 8.03% of average daily net assets for the six months ended July 31, 2010. Absent this subsidy, total return would be lower.

(5)	Annualized.

See notes to financial statements

11

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on February 1, 2010. The Fund’s investment objective is after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from February 1, 2010 to July 31, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee

12

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended July 31, 2010, the investment adviser and administration fee amounted to $5,242 or 0.60% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.95%, 1.70% and 0.70% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2013. Pursuant to this agreement, EVM was allocated $70,365 of the Fund’s

13

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

operating expenses for the six months ended July 31, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2010, EVM earned $7 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2010 amounted to $80 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2010, the Fund paid or accrued to EVD $69 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2010 amounted to $23 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2010, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,684,484 and $1,860,845, respectively, for the six months ended July 31, 2010.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Six Months Ended
July 31, 2010
Class A	(Unaudited)

Sales	6,975
Issued to shareholders electing to receive payments of distributions in Fund shares	70
Redemptions	(1)

Net increase	7,044

Six Months Ended
July 31, 2010
Class C	(Unaudited)

Sales	3,544
Issued to shareholders electing to receive payments of distributions in Fund shares	7

Net increase	3,551

Six Months Ended
July 31, 2010
Class I	(Unaudited)

Sales	173,149
Redemptions	(1,485)

Net increase	171,664

14

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At July 31, 2010, EVM and another shareholder owned 66% and 29%, respectively, of the value of the outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,841,002

Gross unrealized appreciation	$39,229
Gross unrealized depreciation	—

Net unrealized appreciation	$39,229

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2010.

10   Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At July 31, 2010, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $7,070.

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$1,880,231	$—	$1,880,231

Total Investments	$—	$1,880,231	$—	$1,880,231

15

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 19, 2009, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement (the “Agreement”) of the Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (the “Fund”) with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished with respect to the Fund at its October 19, 2009 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and its record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity plans and disaster recovery of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and the Fund’s accountants by the Adviser (which is also the administrator); and
•	The terms of the Agreement of the Fund.

16

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Agreement between the Fund and the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the Agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund. In particular, the Board considered the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund, and their experience relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. In this regard, the Board considered the performance results previously achieved by such investment professionals in managing other accounts using investment strategies and techniques similar to those to be used in managing the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid by the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to the Fund’s matters by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the Agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees as compared to a group of similarly managed funds as well as the Fund’s estimated expense ratio for a one-year period. The Board considered the fact that the Adviser had agreed to waive fees for the Fund for a three year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund.

17

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that the structure of the advisory fee, which includes breakpoints at various asset levels, can be expected to cause the Adviser and its affiliates, and the Fund to share such benefits equitably.

18

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President

William H. Ahern, Jr.
Vice President

Brian C. Barney
Vice President

Craig R. Brandon
Vice President

Brian D. Clouser
Vice President

Joseph M. Davolio
Vice President

James H. Evans
Vice President

Christopher J. Harshman
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

19

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

4734-9/10	TABS-LTSRC

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report July 31, 2010

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE TERM FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if available) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund  as  of  July  31,  2010
I N V E S T M E N T   U P D A T E

Economic and Market Conditions
The U.S. economy remained generally stable, if still weak, during the six months ending July 31, 2010, even as concerns about high unemployment and budget deficits provoked ongoing volatility in the capital markets. The economy grew at an annualized rate of 3.7% in the first quarter of 2010, but then slowed to an estimated 1.6% in the second quarter, according to the U.S. Department of Commerce.

Left to right: Christopher J. Harshman, Co-Portfolio Manager; James H. Evans, CFA, Lead Portfolio Manager; Brian C. Barney, CFA, Co-Portfolio Manager	Municipal bond performance was positive for the six-month period, in spite of ongoing negative media attention about the fiscal stress on many issuers. The Barclays Capital Municipal Bond Index – an unmanaged index of municipal bonds traded in the U.S. – gained 4.06% for the period, reflecting continued demand for high-grade municipal debt, as investors continued their transition away from risk. Credit spreads continued to tighten for most of the six months, although late in the period, U.S. Treasury securities rallied in response to renewed worries about economic growth.
Against this backdrop, munis with longer and intermediate maturities performed best during the six months. The 20-year segment of the broad municipal bond index, as measured by the Barclays Capital Municipal Bond Index, returned 4.50% and the 15-year segment gained 4.38%. Shorter-maturity bonds – those in the 5-year segment of that index – returned 3.37%, trailing the broad municipal market.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
The Fund outperformed its benchmark, the Barclays Capital 1-17 Year Managed Money Index (the Index)1, and the broad municipal bond market, as measured by the Barclays Capital Municipal Bond Index, for the six months ending July 31, 2010.
Tightening credit spreads created an overall headwind for the Fund during the six-month period. As spreads tightened, management began to transition out of lower-rated AA credits into AAA-rated credits.
Security selection and relative value trading were positive contributors to the Fund’s performance versus the Index during the period. The Fund benefited as well from its yield curve positioning, which was concentrated in munis with 8- to 12-year maturities. This portion of the yield curve was the best performing segment in terms of absolute total return during most of the period, as compared with both shorter (1-7 year) and longer (12+ year) maturities.
Looking ahead, it appears there will continue to be significant challenges for many state and local governments due to severe budget shortfalls caused by declining tax revenues. While these developments bear close

Total Return Performance 2/1/10 – 7/31/10

Class A2	6.15%
Class C2	5.77
Class I2	6.26

Barclays Capital 1-17 Year Managed Money Index[1]	4.05%
Barclays Capital 7 Year Municipal Bond Index[1]	4.32
See page 3 for more performance information.
[1]
It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

[2]
Six-month returns are cumulative. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value. Absent an allocation of expenses to the investment adviser and administrator, the returns would be lower.

1

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund  as  of  July  31,  2010
I N V E S T M E N T   U P D A T E

watching, management will continue to apply its long-term perspective and will maintain its focus on actively managing the Fund using an after-tax, total return-focused investment approach. As a practical matter in today’s municipal marketplace, we believe this approach – with its strong reliance on relative valuation and market experience – has the potential to serve tax-sensitive investors well over the long term.
The Fund is managed by a team of portfolio managers led by James H. Evans, a vice president of Eaton Vance. Mr. Evans has served as lead portfolio manager of the Fund since it commenced operations in February 2010. Effective June 7, 2010, Brian C. Barney and Christopher J. Harshman were appointed as co-managers of the Fund. Both are vice presidents of Eaton Vance.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund  as of July 31, 2010
P E R F O R M A N C E   I N F O R M A T I O N

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EITAX	EITCX	ETIIX

Cumulative Total Returns (at net asset value)

Six Months	6.15%	5.77%	6.26%
Life of Fund†	6.15	5.77	6.26

SEC Cumulative Total Returns (including sales charge or applicable CDSC)

Six Months	3.76%	4.77%	6.26%
Life of Fund†	3.76	4.77	6.26
†	Inception dates: Class A: 2/01/10; Class C: 2/01/10; Class I: 2/01/10. Returns are cumulative since inception of each share class.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	1.15%	1.90%	0.90%
Net Expense Ratio	0.95	1.70	0.70

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[3]	1.05%	0.32%	1.26%
SEC 30-day Yield[4]	0.74	0.20	1.18

Index Performance[5] (Cumulative Total Return)

Barclays Capital 1-17 Year Managed Money Index	4.05%
Barclays Capital 7 Year Municipal Bond Index	4.32

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

1 Cumulative Total Returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Cumulative Total Returns for Class A shares reflect the maximum 2.25% sales charge. SEC Cumulative Total Returns for Class C shares reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the investment adviser and administrator, the returns would be lower. 2 Source: Prospectus dated 2/1/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through May 31, 2013. Without this expense reimbursement, performance would have been lower. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 5 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

3

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund  as of July 31, 2010
P O R T F O L I O   C O M P O S I T I O N

Rating Distribution1
By total investments
[1]
Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund Statistics

• Number of Issues:	28

• Average Maturity:	9.48 years

• Average Effective Maturity:	8.60 years

• Duration to Worst:	7.16 years

• Average Dollar Price:	$113.65

4

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund as of July 31, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 – July 31, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/10)	(7/31/10)	(2/1/10 – 7/31/10)

Actual
Class A	$1,000.00	$1,061.50	$4.86	**
Class C	$1,000.00	$1,057.70	$8.67	**
Class I	$1,000.00	$1,062.60	$3.58	**

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	**
Class C	$1,000.00	$1,016.40	$8.50	**
Class I	$1,000.00	$1,021.30	$3.51	**

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on February 1, 2010.

**	Absent an allocation of expenses to the investment adviser and administrator, expenses would be higher.

5

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 83.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.6%

$50	Alabama Public School & College Authority, 5.00%, 5/1/18	$58,340

		$58,340

Escrowed / Prerefunded — 2.8%

$50	San Joaquin Hills, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/19	$39,860
20	University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	23,725

		$63,585

General Obligations — 58.1%

$100	Boston, MA, 4.00%, 4/1/17	$112,647
100	Boston, MA, 4.00%, 4/1/21	110,882
50	Chester County, PA, 4.00%, 7/15/21	54,075
50	Connecticut, 5.00%, 12/1/20	56,873
75	East Hampton, NY, Union Free School District, 4.00%, 6/1/21	80,623
50	Frederick County, MD, 5.25%, 11/1/19	61,530
50	Frisco, TX, Independent School District, 4.25%, 8/15/19	56,044
100	Groton City, CT, 4.00%, 7/15/19	112,023
75	Henrico County, VA, 5.00%, 8/1/17(1)	90,063
75	Leawood, KS, 3.50%, 9/1/18(1)	81,761
50	Mansfield, TX, Independent School District, 5.00%, 2/15/21(1)	59,021
50	Maryland, 5.00%, 8/1/20	57,950
50	Mecklenburg County, NC, 5.00%, 3/1/19	60,372
50	Minnesota, 5.00%, 12/1/20	60,073
75	Morris County, NJ, 5.00%, 2/15/20	88,506
50	New Canaan, CT, 4.00%, 6/15/22	53,759
50	Richardson, TX, 5.00%, 2/15/20(1)	59,607
50	Toms River, NJ, 3.00%, 6/15/18	51,780

		$1,307,589

Other Revenue — 2.6%

$50	Ohio Cultural & Sports Capital Facilities Revenue, 5.25%, 10/1/20	$59,385

		$59,385

Water and Sewer — 17.8%

50	Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/20	59,625
50	Henrico County, VA, Water and Sewer Revenue, 5.00%, 5/1/19	60,258
75	Jea, FL, Water & Sewer Revenue, 5.00%, 10/1/22(1)	84,256
75	Louisville and Jefferson County, KY, Waterworks and Water System Revenue, 4.00%, 11/15/21	82,117
50	New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	55,411
50	New York, NY, Municipal Water Finance Authority, 5.50%, 6/15/21	58,796

		$400,463

Total Tax-Exempt Investments — 83.9%
(identified cost $1,842,635)		$1,889,362

Other Assets, Less Liabilities — 16.1%		$361,775

Net Assets — 100.0%		$2,251,137

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At July 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

(1)	When-issued security.

See notes to financial statements

6

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund as of July 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2010

Assets

Investments, at value (identified cost, $1,842,635)	$1,889,362
Cash	717,851
Interest receivable	12,278
Receivable from affiliate	13,772

Total assets	$2,633,263

Liabilities

Payable for when-issued securities	$370,425
Payable for Fund shares redeemed	35
Distributions payable	1,518
Payable to affiliates:
Investment adviser and administration fee	899
Distribution and service fees	119
Accrued expenses	9,130

Total liabilities	$382,126

Net Assets	$2,251,137

Sources of Net Assets

Paid-in capital	$2,174,603
Accumulated net realized gain	29,692
Accumulated undistributed net investment income	115
Net unrealized appreciation	46,727

Net Assets	$2,251,137

Class A Shares

Net Assets	$836,106
Shares Outstanding	79,334
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.54
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.78

Class C Shares

Net Assets	$47,278
Shares Outstanding	4,485
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.54

Class I Shares

Net Assets	$1,367,753
Shares Outstanding	129,744
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.54

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
July 31, 2010

Investment Income

Interest	$15,797

Total investment income	$15,797

Expenses

Investment adviser and administration fee	$4,031
Distribution and service fees
Class A	126
Class C	124
Trustees’ fees and expenses	277
Custodian fee	9,222
Transfer and dividend disbursing agent fees	210
Legal and accounting services	23,555
Printing and postage	5,584
Registration fees	30,581
Miscellaneous	4,651

Total expenses	$78,361

Deduct —
Allocation of expenses to affiliate	$73,412

Total expense reductions	$73,412

Net expenses	$4,949

Net investment income	$10,848

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$29,692

Net realized gain	$29,692

Change in unrealized appreciation (depreciation) —
Investments	$46,727

Net change in unrealized appreciation (depreciation)	$46,727

Net realized and unrealized gain	$76,419

Net increase in net assets from operations	$87,267

See notes to financial statements

7

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

Six Months Ended
Increase (Decrease)	July 31, 2010
in Net Assets	(Unaudited)

From operations —
Net investment income	$10,848
Net realized gain from investment transactions	29,692
Net change in unrealized appreciation (depreciation) from investments	46,727

Net increase in net assets from operations	$87,267

Distributions to shareholders —
From net investment income
Class A	$(574)
Class C	(84)
Class I	(10,075)

Total distributions to shareholders	$(10,733)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$828,511
Class C	45,605
Class I	1,300,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	328
Class C	49
Class I	149
Cost of shares redeemed
Class A	(39)

Net increase in net assets from Fund share transactions	$2,174,603

Net increase in net assets	$2,251,137

Net Assets

At beginning of period	$—

At end of period	$2,251,137

Accumulated undistributed net investment income included in net assets

At end of period	$115

See notes to financial statements

8

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D
Financial Highlights

	Class A
	Six Months Ended
	July 31, 2010
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income	$0.072
Net realized and unrealized gain	0.540

Total income from operations	$0.612

Less Distributions

From net investment income	$(0.072)

Total distributions	$(0.072)

Net asset value — End of period	$10.540

Total Return(1)	6.15	%(2)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$836
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.95	%(4)
Net investment income	1.14	%(4)
Portfolio Turnover	162	%(2)

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)	Not annualized.

(3)	The investment adviser and administrator subsidized certain operating expenses equal to 10.88% of average daily net assets for the six months ended July 31, 2010. Absent this subsidy, total return would be lower.

(4)	Annualized.

See notes to financial statements

9

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended
	July 31, 2010
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income	$0.036
Net realized and unrealized gain	0.540

Total income from operations	$0.576

Less Distributions

From net investment income	$(0.036)

Total distributions	$(0.036)

Net asset value — End of period	$10.540

Total Return(1)	5.77	%(2)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.70	%(4)
Net investment income	0.69	%(4)
Portfolio Turnover	162	%(2)

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(2)	Not annualized.

(3)	The investment adviser and administrator subsidized certain operating expenses equal to 10.88% of average daily net assets for the six months ended July 31, 2010. Absent this subsidy, total return would be lower.

(4)	Annualized.

See notes to financial statements

10

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	July 31, 2010
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income	$0.085
Net realized and unrealized gain	0.539

Total income from operations	$0.624

Less Distributions

From net investment income	$(0.084)

Total distributions	$(0.084)

Net asset value — End of period	$10.540

Total Return(1)	6.26	%(2)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,368
Ratios (as a percentage of average daily net assets):
Expenses(3)	0.70	%(4)
Net investment income	1.67	%(4)
Portfolio Turnover	162	%(2)

(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(2)	Not annualized.

(3)	The investment adviser and administrator subsidized certain operating expenses equal to 10.88% of average daily net assets for the six months ended July 31, 2010. Absent this subsidy, total return would be lower.

(4)	Annualized.

See notes to financial statements

11

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on February 1, 2010. The Fund’s investment objective is after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from February 1, 2010 to July 31, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the

12

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended July 31, 2010, the investment adviser and administration fee amounted to $4,031 or 0.60% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.95%, 1.70% and 0.70% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2013. Pursuant to this agreement, EVM was allocated $73,412 of the Fund’s operating expenses for the six

13

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

months ended July 31, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2010, EVM earned $7 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $92 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2010. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2010 amounted to $126 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2010, the Fund paid or accrued to EVD $93 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2010 amounted to $31 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2010, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended July 31, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$3,807,186
U.S. Government and Agency Securities	110,246

$3,917,432

Sales

Investments (non-U.S. Government)	$1,990,118
U.S. Government and Agency Securities	109,203

$2,099,321

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

14

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Six Months Ended
July 31, 2010
Class A	(Unaudited)

Sales	79,306
Issued to shareholders electing to receive payments of distributions in Fund shares	32
Redemptions	(4)

Net increase	79,334

Six Months Ended
July 31, 2010
Class C	(Unaudited)

Sales	4,480
Issued to shareholders electing to receive payments of distributions in Fund shares	5

Net increase	4,485

Six Months Ended
July 31, 2010
Class I	(Unaudited)

Sales	129,730
Issued to shareholders electing to receive payments of distributions in Fund shares	14

Net increase	129,744

At July 31, 2010, EVM and another shareholder owned 56% and 21%, respectively, of the value of the outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,842,541

Gross unrealized appreciation	$47,014
Gross unrealized depreciation	(193)

Net unrealized appreciation	$46,821

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2010.

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$1,889,362	$—	$1,889,362

Total Investments	$—	$1,889,362	$—	$1,889,362

15

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 19, 2009, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement (the “Agreement”) of the Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (the “Fund”) with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished with respect to the Fund at its October 19, 2009 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and its record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity plans and disaster recovery of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and the Fund’s accountants by the Adviser (which is also the administrator); and
•	The terms of the Agreement of the Fund.

16

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Agreement between the Fund and the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the Agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund. In particular, the Board considered the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund, and their experience relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. In this regard, the Board considered the performance results previously achieved by such investment professionals in managing other accounts using investment strategies and techniques similar to those to be used in managing the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid by the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to the Fund’s matters by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the Agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees as compared to a group of similarly managed funds as well as the Fund’s estimated expense ratio for a one-year period. The Board considered the fact that the Adviser had agreed to waive fees for the Fund for a three year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund.

17

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that the structure of the advisory fee, which includes breakpoints at various asset levels, can be expected to cause the Adviser and its affiliates, and the Fund to share such benefits equitably.

18

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President

William H. Ahern, Jr.
Vice President

Brian C. Barney
Vice President

Craig R. Brandon
Vice President

Brian D. Clouser
Vice President

Joseph M. Davolio
Vice President

James H. Evans
Vice President

Christopher J. Harshman
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

19

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

4735-9/10	TABS-ITSRC

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report July 31, 2010

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND

S e m i a n n u a l R e p o r t J u l y 3 1 , 2 0 1 0 EATON VANCE TAX- ADVANTAGED BOND STRATEGIES SHORT TERM FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010
INVESTMENT UPDATE

Economic and Market Conditions
The U.S. economy remained generally stable, if still weak, during the six months ending July 31, 2010, even as concerns about high unemployment and budget deficits provoked ongoing volatility in the capital markets. The economy grew at an annualized rate of 3.7% in the first quarter of 2010, but then slowed to an estimated 1.6% in the second quarter, according to the U.S. Department of Commerce.

Left to right: Brian D. Clouser, CFA,
Co-Portfolio Manager; James H. Evans,
CFA, Lead Portfolio Manager; Brian C.
Barney, CFA, Co-Portfolio Manager

Municipal bond performance was positive for the six-month period, in spite of ongoing negative media attention about the fiscal stress on many issuers. The Barclays Capital Municipal Bond Index – an unmanaged index of municipal bonds traded in the U.S. – gained 4.06% for the period, reflecting continued demand for high-grade municipal debt, as investors continued their transition away from risk. Credit spreads continued to tighten for most of the six months, although late in the period, U.S. Treasury securities rallied in response to renewed worries about economic growth.
Against this backdrop, munis with longer and intermediate maturities performed best during the six months. The 20-year segment of the broad municipal bond index, as measured by the Barclays Capital Municipal Bond Index, returned 4.50% and the 15-year segment gained 4.38%. Shorter-maturity bonds – those in the 5-year segment of that index – returned 3.37%, trailing the broad municipal market.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Management Discussion
For the six months ending July 31, 2010, the Fund performed more or less in line with its benchmark – the Barclays Capital 5 Year Municipal Bond Index (the Index)1 – with returns for the Fund’s Class A and Class C shares falling short of this benchmark, while its Class I shares performed slightly ahead of it.
Continuing the trend from the prior year, credit spreads tightened significantly during the six-month period. This tightening created a headwind for the Fund in terms of performance relative to its primary benchmark, as more than 70% of the Fund’s holdings were rated AAA or better and it had no holdings rated less than AA at period end. By comparison, more than 20% of the securities in the Index were rated below AA.
Against its secondary benchmark – the Barclays Capital 1-7 Year Managed Money Index, whose quality profile is more in line with that of the Fund – the Fund did better, outperforming this measure. The Fund added value relative to the Indices as a result of its “cross-over” allocation strategy into U.S. Treasuries and

Total Return Performance 1/31/10 – 7/31/10

Class A2	3.32%
Class C2	2.94
Class I2	3.45

Barclays Capital 5 Year Municipal Bond Index[1]	3.37%
Barclays Capital 1-7 Year Managed Money Index[1]	2.83

See page 3 for more performance information.

[1]
It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

[2]
Six-month returns are cumulative. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class I shares are offered at net asset value.

1

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010
INVESTMENT UPDATE

Agencies, as well as on the basis of security selection and relative value trading.
The Fund’s cross-over allocation strategy into Treasury securities helped generate positive performance during the period. The cross-over strategy refers to management’s ability to allocate assets between tax-exempt and taxable bonds as part of an after-tax, total return, relative-value-based portfolio management approach. At the outset of the period, the Fund’s portfolio had aproximately a one-third exposure to U.S. Government securities, which had been purchased as strong demand for municipal bonds drove muni prices higher relative to Treasury and Agency issues. But in late June and into July 2010, as demand for Treasuries rallied in response to renewed economic fears, management sold down its taxable exposure, locking in the resulting price increases and repurchasing munis, which afforded better relative value at that time.
Looking ahead, it appears there will continue to be significant challenges for many state and local governments due to severe budget shortfalls caused by declining tax revenues. While these developments bear close watching, management will continue to apply its long-term perspective and will maintain its focus on actively managing the Fund using an after-tax, total return-focused investment approach. As a practical matter in today’s municipal marketplace, we believe this approach – with its strong reliance on relative valuation and market experience – has the potential to serve tax-sensitive investors well over the long term.
The Fund is managed by a team of portfolio managers led by James H. Evans, a vice president of Eaton Vance. Mr. Evans has served as lead portfolio manager of the Fund since it commenced operations in 2009. Effective June 7, 2010, Brian C. Barney and Brian D. Clouser were appointed as co-managers of the Fund. Both are vice presidents of Eaton Vance.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010
PERFORMANCE INFORMATION

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EABSX	ECBSX	EIBSX

Average Annual Total Returns (at net asset value)

Six Months	3.32%	2.94%	3.45%
One Year	5.64	4.85	5.90
Life of Fund†	5.86	5.14	6.12

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

Six Months	0.96%	1.94%	3.45%
One Year	3.30	3.85	5.90
Life of Fund†	4.08	5.14	6.12

†Inception dates: Class A: 3/27/09; Class C: 3/27/09; Class I: 3/27/09.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	1.01%	1.76%	0.76%
Net Expense Ratio	0.90	1.65	0.65

Distribution Rates/Yields	Class A	Class C	Class I

Distribution Rate[3]	0.85%	0.10%	1.10%
SEC 30-day Yield[4]	0.51	- 0.23	0.77

Index Performance[5] (Cumulative Total Return 1/31/10 - 7/31/10)

Barclays Capital 5 Year Municipal Bond Index		3.37%
Barclays Capital 1-7 Year Managed Money Index		2.83

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted returns. For performance as of the most recent month end, please refer to www. eatonvance.com.

1 Six-month returns are cumulative. Other returns are presented on an average annualized basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A shares reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class C shares reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the investment adviser and administrator, the returns for certain periods would be lower. 2 Source: Prospectus dated 6/1/10, as supplemented. Net Expense Ratio reflects a contractual expense reimbursement that continues through May 31, 2011. Without this expense reimbursement, performance would have been lower. 3 The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. 4 The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 5 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only.

3

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010
PORTFOLIO COMPOSITION

Rating Distribution1
By total investments

[1]Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund Statistics

• Number of Issues:	174

• Average Maturity:	4.76 years

• Average Effective Maturity:	4.71 years

• Duration to Worst:	4.07 years

• Average Dollar Price:	$111.24

4

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 – July 31, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(2/1/10)	(7/31/10)	(2/1/10 – 7/31/10)

Actual
Class A	$1,000.00	$1,033.20	$4.54
Class C	$1,000.00	$1,029.40	$8.25
Class I	$1,000.00	$1,034.50	$3.28

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51
Class C	$1,000.00	$1,016.70	$8.20
Class I	$1,000.00	$1,021.60	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90% for Class A shares, 1.64% for Class C shares and 0.65% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2010.

5

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 72.8%

Principal
Amount
(000’s omitted)	Security	Value

Education — 5.0%

$5,000	Alabama Public School & College Authority, 5.00%, 5/1/15	$5,775,150
9,310	Alabama Public School & College Authority, 5.00%, 5/1/18	10,862,908
810	University of Arkansas, 4.00%, 12/1/14	902,518
770	University of Arkansas, 4.00%, 12/1/15	854,769
3,170	University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,422,269
2,335	University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/15	2,524,182
400	University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	446,268
4,500	University of Texas, 4.00%, 8/15/10	4,507,065
5,000	University of Texas, 5.00%, 8/15/17	5,953,150
1,000	Virginia College Building Authority, Educational Facilities Revenue, 3.00%, 9/1/10	1,002,430
1,850	Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	2,190,936
245	Virginia Public School Authority, 4.00%, 7/15/13	269,686
300	Virginia Public School Authority, 5.00%, 4/15/15	351,729

		$39,063,060

Electric Utilities — 1.4%

$1,040	California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	$1,189,271
6,395	California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/15	7,407,393
1,745	California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/16	2,034,286

		$10,630,950

Escrowed / Prerefunded — 2.0%

$1,900	Badger Tobacco Asset Securitization Corp., WI, Prerefunded to 6/1/12, 6.375%, 6/1/32	$2,102,331
1,500	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 6.75%, 6/1/39	1,749,210
10,000	Harris County, TX, Prerefunded to 10/1/16, 5.00%, 10/1/31	11,825,100
95	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	99,681

		$15,776,322

General Obligations — 48.5%

$1,000	Akron, OH, Prerefunded to 11/1/10, 5.80%, 11/1/20	$1,024,150
340	Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	384,465
730	Atlantic County, NJ, 2.50%, 10/1/14	776,917
3,945	Beaufort County, SC, School District, 5.00%, 3/1/15	4,608,667
2,675	Bergen County, NJ, 3.25%, 11/1/16	2,917,917
5,400	Boston, MA, 4.00%, 4/1/19	6,072,462
3,445	Boston, MA, 4.00%, 4/1/21	3,819,885
650	California, Prerefunded to 4/1/14, 5.50%, 4/1/28	762,957
950	Cary, NC, 4.00%, 6/1/20	1,059,934
195	Cary, NC, 5.00%, 6/1/18	235,047
3,320	Clark County, NV, 5.00%, 11/1/16	3,819,959
5,230	Clark County, NV, 5.00%, 11/1/17	6,030,347
225	Connecticut, 5.75%, 11/1/19	279,423
670	Connecticut, Series B, 5.00%, 12/1/15	790,412
10,000	Connecticut, Series C, 5.00%, 12/1/15	11,797,200
150	Danbury, CT, 3.00%, 7/15/14	162,527
675	Deer Park Independent School District, TX, 3.00%, 2/15/15	720,826
14,250	DeKalb County, GA, School District, 5.00%, 2/1/11	14,591,145
955	Delaware, 5.00%, 10/1/16	1,140,977
575	Delaware County, PA, 4.00%, 10/1/18	644,132
1,650	Denver, CO, 5.00%, 8/1/10	1,650,215
2,860	Douglas County, CO, School District No. RE-1, 5.25%, 12/15/20	3,495,120
2,300	Douglas County, NE, School District No. 1, 4.00%, 12/15/20	2,550,424
370	Duluth, MN, 4.00%, 2/1/13	401,099
700	Fairfax County, VA, 5.00%, 4/1/15	822,521
5,700	Fairfax County, VA, 5.00%, 10/1/16	6,817,428
18,115	Fairfield, CT, 2.00%, 7/22/11	18,423,680
2,475	Fort Worth, TX, Independent School District, 5.00%, 2/15/19	2,908,273
155	Frisco, TX, 4.00%, 2/15/19	170,999
1,150	Georgia, 4.00%, 1/1/17	1,297,879
725	Georgia, 5.00%, 5/1/15	852,702
1,265	Guilford County, NC, Series A, 5.00%, 8/1/19	1,529,537
10,190	Guilford County, NC, Series D, 5.00%, 8/1/19	12,320,933
4,350	Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	5,194,422
5,000	Maine, 5.00%, 6/1/17	5,945,750
5,265	Mansfield, TX, Independent School District, 5.00%, 2/15/21(1)	6,214,911
2,845	Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,971,403

See notes to financial statements

6

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

General Obligations (continued)

$60	Maryland, 5.00%, 3/1/13	$66,949
13,915	Maryland, 5.00%, 11/1/17	16,757,417
5,475	Maryland, 5.00%, 3/1/19	6,615,497
7,900	Maryland, 5.00%, 11/1/19	9,610,271
3,250	Maryland, 5.00%, 3/1/20	3,872,895
4,260	Maryland, 5.00%, 8/1/20	4,937,297
500	Massachusetts, 4.00%, 1/1/15(1)	558,135
3,515	Massachusetts, 5.00%, 12/1/10	3,571,381
3,510	Middlesex County, NJ, 2.00%, 6/1/14	3,658,227
3,795	Middlesex County, NJ, 2.50%, 6/1/15	4,000,082
4,315	Middlesex County, NJ, 3.00%, 6/1/20	4,420,459
5,000	Minneapolis, MN, 4.00%, 12/1/15	5,684,300
1,000	Minnesota, 4.00%, 8/1/15	1,133,640
1,850	Minnesota, 4.00%, 8/1/16	2,099,528
3,000	Minnesota, 4.00%, 8/1/19	3,396,180
1,710	Minnesota, 5.00%, 12/1/17	2,060,447
1,000	Minnesota, 5.00%, 6/1/18	1,205,370
7,500	Minnesota, 5.00%, 12/1/18	9,088,725
145	Monmouth County, NJ, 4.25%, 9/15/12	157,035
2,960	Montgomery County, MD, 5.00%, 11/1/15	3,515,622
1,650	Morris County, NJ, 5.00%, 2/15/17	1,950,877
1,720	Morris County, NJ, 5.00%, 2/15/19	2,061,007
6,555	Multnomah County, OR, 3.00%, 10/1/10	6,586,333
430	New Hanover County, NC, 5.00%, 12/1/18	519,629
2,000	North Carolina, 5.00%, 9/1/10	2,008,240
4,250	North Carolina, 5.00%, 5/1/18	5,117,977
505	Northside, TX, Independent School District, 3.00%, 8/1/14(1)	545,834
450	Northside, TX, Independent School District, 3.00%, 8/1/15(1)	485,348
1,255	Ocean County, NJ, 3.00%, 8/1/16(1)	1,341,871
935	Ohio, 4.00%, 9/1/15	1,049,238
2,050	Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	2,245,283
2,185	Oyster Bay, NY, 3.00%, 8/15/15(1)	2,351,278
4,390	Oyster Bay, NY, 3.00%, 8/15/17(1)	4,618,807
2,915	Pennsylvania, 5.00%, 5/1/14	3,361,899
16,555	Pennsylvania, 5.00%, 5/1/15	19,401,467
6,380	Pennsylvania, 5.00%, 7/1/15	7,492,991
3,000	Pennsylvania, 5.00%, 2/15/17	3,542,820
9,485	Pennsylvania, 5.00%, 7/1/18	11,321,770
2,000	Pennsylvania, 5.00%, 2/15/19	2,389,700
3,000	Pennsylvania, Prerefunded to 10/15/10, 5.25%, 10/15/19	3,061,560
17,500	Salt Lake City, UT, 1.50%, 6/30/11	17,701,600
11,000	Salt Lake County, UT, 1.25%, 12/30/10	11,049,940
1,300	San Antonio, TX, 4.00%, 8/1/15	1,465,438
2,340	South Carolina, 4.00%, 6/1/16	2,649,044
2,890	South Washington County, MN, Independent School District No. 833, 5.00%, 2/1/20	3,411,240
1,005	St Mary’s County, MD, 3.00%, 7/15/13	1,077,732
920	St Mary’s County, MD, 3.00%, 7/15/15	996,894
2,225	Suffolk County, NY, 4.00%, 10/15/16	2,486,860
1,000	Suffolk, VA, 4.00%, 8/1/18	1,126,650
2,750	Texas, 1.50%, 10/1/10	2,755,967
6,175	Texas, 2.50%, 10/1/10	6,198,897
130	Tyler, TX, Independent School District, 4.00%, 2/15/14	143,776
1,755	United Independent School District, TX, 5.00%, 8/15/15	2,063,196
1,850	Virginia Beach, VA, 5.00%, 3/15/19	2,226,678
1,000	Virginia Beach, VA, 5.00%, 7/15/19	1,210,330
1,395	Wake County, NC, 4.00%, 3/1/14	1,556,109
1,000	Wake County, NC, 4.00%, 2/1/15	1,125,930
2,000	Wake County, NC, 5.00%, 3/1/14	2,301,640
6,000	Washington, 5.00%, 1/1/16(1)	7,025,940
2,000	Washington, 5.00%, 1/1/17(1)	2,349,100
1,000	Washington, Prerefunded to 1/1/11, 5.25%, 1/1/17	1,021,180
1,000	Wellesley, MA, 4.00%, 3/15/19	1,126,870

		$376,141,042

Industrial Development Revenue — 0.3%

$2,000	Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	$2,206,600

		$2,206,600

Insured-Escrowed / Prerefunded — 1.9%

$950	Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/26	$1,138,546
8,000	Massachusetts, (AGM), Prerefunded to 1/1/13, 5.375%, 1/1/18	8,898,720
2,375	Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	2,756,045
1,175	Massachusetts, (NPFG), Prerefunded to 10/1/10, 5.25%, 10/1/21	1,184,929
35	Pennsylvania, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/14	39,477
290	Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	326,288

		$14,344,005

See notes to financial statements

7

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal
Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 4.6%

$5,000	Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	$5,831,100
460	Governor Mifflin, PA, School District, (AGM), 5.00%, 3/15/17	538,793
530	Ithaca City, NY, School District, (AGC), 3.00%, 7/1/14	568,102
1,000	Louisiana, (NPFG), 5.00%, 8/1/10	1,000,130
2,000	Massachusetts, (AGM), 5.50%, 11/1/10	2,026,680
2,500	Pennsylvania, (AGM), 5.00%, 9/1/15	2,876,600
5,000	Pennsylvania, (NPFG), 5.25%, 2/1/14	5,764,800
14,000	Pennsylvania, (NPFG), 5.375%, 7/1/19	17,168,480

		$35,774,685

Insured-Other Revenue — 0.0%

$80	New Mexico Finance Authority, (NPFG), 4.00%, 6/1/11	$82,462

		$82,462

Insured-Special Tax Revenue — 0.3%

$2,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$2,290,480

		$2,290,480

Insured-Transportation — 0.3%

$1,965	Central Puget Sound, WA, Regional Transportation Authority, (FGIC), (NPFG), 5.25%, 2/1/15	$2,296,260

		$2,296,260

Insured-Water and Sewer — 0.1%

$640	Austin, TX, (AMBAC), 5.50%, 11/15/15	$765,965

		$765,965

Other Revenue — 1.3%

$1,680	Bergen County, NJ, Improvement Authority, 3.00%, 2/15/17	$1,769,746
6,185	Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/10	6,185,804
550	Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	639,474
1,085	Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,278,835

		$9,873,859

Special Tax Revenue — 3.5%

$1,425	New Mexico, Severance Tax, 5.00%, 7/1/15	$1,675,087
20,000	New York, NY, Transitional Finance Authority, 5.00%, 11/1/18	23,725,000
1,135	Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,339,675

		$26,739,762

Transportation — 1.5%

$1,000	Kansas Department of Transportation, 4.00%, 9/1/15	$1,130,930
1,500	Kansas Department of Transportation, 5.00%, 9/1/15	1,769,925
3,200	Kansas Department of Transportation, Prerefunded to 9/1/10, 5.75%, 9/1/16	3,215,296
1,670	Massachusetts Bay Transportation Authority, 4.00%, 7/1/15	1,878,667
405	Ohio, Major New State Infrastructure Project, 5.50%, 6/15/14	473,206
2,920	Texas Transportation Commission, 5.25%, 4/1/14	3,383,754

		$11,851,778

Water and Sewer — 2.1%

$1,450	Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/20	$1,729,140
350	Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	396,995
7,500	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/20	9,151,950
1,020	Ohio Water Development Authority, 5.00%, 12/1/19	1,227,641
105	Oxford, AL, Waterworks and Sewer Board, 3.25%, 12/1/15	109,915
3,375	Puerto Rico Infrastructure Financing Authority, Prerefunded to 10/1/10, 5.50%, 10/1/40	3,439,057
210	Virginia Resources Authority, Clean Water Revenue, 3.00%, 10/1/16	225,731

		$16,280,429

Total Tax-Exempt Municipal Securities — 72.8%
(identified cost $550,694,113)		$564,117,659

See notes to financial statements

8

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

U.S. Government Agency Obligations — 2.2%

Principal
Amount
(000’s omitted)	Security	Value

$650	Federal Home Loan Bank, 3.625%, 10/18/13	$703,692
1,700	Federal Home Loan Bank, 5.25%, 6/18/14	1,956,501
12,500	Federal Home Loan Bank, 5.50%, 8/13/14	14,559,562

Total U.S. Government Agency Obligations — 2.2%
(identified cost $16,282,381)		$17,219,755

U.S. Treasury Obligations — 7.2%

Principal
Amount
(000’s omitted)	Security	Value

$2,000	U.S. Treasury Notes, 1.50%, 7/15/12	$2,038,750
500	U.S. Treasury Notes, 2.25%, 5/31/14	521,133
250	U.S. Treasury Notes, 2.50%, 3/31/13	262,227
46,775	U.S. Treasury Notes, 2.625%, 12/31/14	49,237,984
3,500	U.S. Treasury Notes, 3.125%, 9/30/13	3,746,095

Total U.S. Treasury Obligations — 7.2%
(identified cost $53,184,786)		$55,806,189

Taxable Municipal Securities — 2.4%

Principal
Amount
(000’s omitted)	Security	Value

Education — 0.2%

$1,475	Virginia Public School Authority, 4.167%, 8/1/18	$1,562,704

		$1,562,704

General Obligations — 0.5%

$2,425	Baltimore County, MD, 3.40%, 11/1/15(2)	$2,616,817
1,480	Howard County, MD, 3.70%, 2/15/17	1,572,752

		$4,189,569

Lease Revenue / Certificates of Participation — 0.1%

$300	Morris County, NJ, Improvement Authority, 2.186%, 8/15/13	$305,745
100	Morris County, NJ, Improvement Authority, 3.022%, 8/15/14	102,697

		$408,442

Other Revenue — 1.6%

$12,000	New York, NY, Transitional Finance Authority, 3.50%, 2/1/16	$12,415,080

		$12,415,080

Total Taxable Municipal Securities — 2.4%
(identified cost $17,793,878)		$18,575,795

Short-Term Investments — 10.4%

Principal
Amount
(000’s omitted)	Security	Value

U.S. Government Agency Obligations — 10.4%

$40,000	Federal Home Loan Bank, Discount Note, 0.175%, 8/4/10	$39,999,720
40,000	Federal Home Loan Bank, Discount Note, 0.175%, 8/6/10	39,999,480

		$79,999,200

Total Short-Term Investments — 10.4%
(identified cost $79,999,200)		$79,999,200

Total Investments — 95.0%
(identified cost $717,954,358)		$735,718,598

Other Assets, Less Liabilities — 5.0%		$39,032,406

Net Assets — 100.0%		$774,751,004

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

At July 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	10.0%
Others, representing less than 10% individually	65.3%

(1)	When-issued security.

(2)	Build America Bonds.

See notes to financial statements

9

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2010

Assets

Investments, at value (identified cost, $717,954,358)	$735,718,598
Cash	65,347,319
Interest receivable	6,183,295
Receivable for investments sold	2,504,023
Receivable for Fund shares sold	14,998,923

Total assets	$824,752,158

Liabilities

Payable for investments purchased	$20,545,172
Payable for when-issued securities	25,856,187
Payable for Fund shares redeemed	2,844,563
Distributions payable	139,360
Payable to affiliates:
Investment adviser and administration fee	366,531
Distribution and service fees	171,490
Accrued expenses	77,851

Total liabilities	$50,001,154

Net Assets	$774,751,004

Sources of Net Assets

Paid-in capital	$751,488,882
Accumulated net realized gain	5,573,128
Accumulated distributions in excess of net investment income	(75,246)
Net unrealized appreciation	17,764,240

Net Assets	$774,751,004

Class A Shares

Net Assets	$434,148,751
Shares Outstanding	41,170,647
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.55
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.79

Class C Shares

Net Assets	$107,019,996
Shares Outstanding	10,139,339
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.55

Class I Shares

Net Assets	$233,582,257
Shares Outstanding	22,145,072
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.55

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Six Months Ended
July 31, 2010

Investment Income

Interest	$5,320,442

Total investment income	$5,320,442

Expenses

Investment adviser and administration fee	$1,577,250
Distribution and service fees
Class A	394,186
Class C	402,704
Trustees’ fees and expenses	12,693
Custodian fee	105,153
Transfer and dividend disbursing agent fees	93,105
Legal and accounting services	21,096
Printing and postage	16,075
Registration fees	35,524
Miscellaneous	10,385

Total expenses	$2,668,171

Deduct —
Reduction of custodian fee	$10,529

Total expense reductions	$10,529

Net expenses	$2,657,642

Net investment income	$2,662,800

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$4,314,006

Net realized gain	$4,314,006

Change in unrealized appreciation (depreciation) —
Investments	$13,295,502

Net change in unrealized appreciation (depreciation)	$13,295,502

Net realized and unrealized gain	$17,609,508

Net increase in net assets from operations	$20,272,308

See notes to financial statements

10

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	July 31, 2010	Period Ended
in Net Assets	(Unaudited)	January 31, 2010(1)

From operations —
Net investment income	$2,662,800	$1,765,814
Net realized gain from investment transactions	4,314,006	3,743,793 (2)
Net change in unrealized appreciation (depreciation) from investments	13,295,502	1,881,813

Net increase in net assets from operations	$20,272,308	$7,391,420

Distributions to shareholders —
From net investment income
Class A	$(1,503,850)	$(696,987)
Class C	(82,726)	(79,534)
Class I	(1,089,162)	(1,392,917)
From net realized gain
Class A	—	(828,638)
Class C	—	(231,502)
Class I	—	(528,411)

Total distributions to shareholders	$(2,675,738)	$(3,757,989)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$266,705,630	$262,947,487
Class C	49,993,847	60,077,916
Class I	135,708,207	77,244,675
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,176,247	1,243,265
Class C	57,872	195,304
Class I	707,832	1,644,802
Cost of shares redeemed
Class A	(73,499,461)	(34,808,192)
Class C	(4,875,211)	(1,216,500)
Class I	(36,161,129)	(30,449,691)
Issued in connection with tax-free reorganization (see Note 11)
Class I	—	76,828,103

Net increase in net assets from Fund share transactions	$339,813,834	$413,707,169

Net increase in net assets	$357,410,404	$417,340,600

Net Assets

At beginning of period	$417,340,600	$—

At end of period	$774,751,004	$417,340,600

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(75,246)	$(62,308)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Includes net realized gain of $554,804 from redemptions in-kind.

See notes to financial statements

11

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A
	Six Months Ended
	July 31, 2010		Period Ended
	(Unaudited)		January 31, 2010(1)

Net asset value — Beginning of period	$10.260		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.049		$0.082
Net realized and unrealized gain	0.291		0.363

Total income from operations	$0.340		$0.445

Less Distributions

From net investment income	$(0.050)		$(0.140)
From net realized gain	—		(0.045)

Total distributions	$(0.050)		$(0.185)

Net asset value — End of period	$10.550		$10.260

Total Return(3)	3.32	%(4)	4.49	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$434,149		$230,414
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.90	%(6)	0.90	%(6)(7)
Net investment income	0.95	%(6)	0.94	%(6)
Portfolio Turnover	62	%(4)	129	%(4)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.

(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

See notes to financial statements

12

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C
	Six Months Ended
	July 31, 2010		Period Ended
	(Unaudited)		January 31, 2010(1)

Net asset value — Beginning of period	$10.270		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.010		$0.019
Net realized and unrealized gain	0.281		0.372

Total income from operations	$0.291		$0.391

Less Distributions

From net investment income	$(0.011)		$(0.076)
From net realized gain	—		(0.045)

Total distributions	$(0.011)		$(0.121)

Net asset value — End of period	$10.550		$10.270

Total Return(3)	2.94	%(4)	3.93	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$107,020		$59,381
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.64	%(6)	1.65	%(6)(7)
Net investment income	0.20	%(6)	0.22	%(6)
Portfolio Turnover	62	%(4)	129	%(4)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.

(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

See notes to financial statements

13

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I
	Six Months Ended
	July 31, 2010		Period Ended
	(Unaudited)		January 31, 2010(1)

Net asset value — Beginning of period	$10.260		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.062		$0.129
Net realized and unrealized gain	0.291		0.338

Total income from operations	$0.353		$0.467

Less Distributions

From net investment income	$(0.063)		$(0.162)
From net realized gain	—		(0.045)

Total distributions	$(0.063)		$(0.207)

Net asset value — End of period	$10.550		$10.260

Total Return(3)	3.45	%(4)	4.71	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$233,582		$127,546
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.65	%(6)	0.65	%(6)(7)
Net investment income	1.21	%(6)	1.48	%(6)
Portfolio Turnover	62	%(4)	129	%(4)(8)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.

(8)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

See notes to financial statements

14

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on March 27, 2009. The Fund’s investment objective is after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations furnished by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from March 27, 2009 to January 31, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee

15

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $500 million, 0.54% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion and over, and is payable monthly. For the six months ended July 31, 2010, the investment adviser and administration fee amounted to $1,577,250 or 0.55% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.90%, 1.65% and 0.65% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This

16

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

agreement may be changed or terminated after May 31, 2011. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended July 31, 2010. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2010, EVM earned $3,052 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $58,456 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2010. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2010 amounted to $394,186 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2010, the Fund paid or accrued to EVD $302,028 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2010 amounted to $100,676 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2010, the Fund was informed that EVD received approximately $25,000 and $16,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended July 31, 2010 were as follows:

Purchases

Investments (non-U.S. Government)	$563,133,738
U.S. Government and Agency Securities	45,540,261

$608,673,999

Sales

Investments (non-U.S. Government)	$230,812,845
U.S. Government and Agency Securities	89,387,890

$320,200,735

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

17

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Six Months Ended
	July 31, 2010	Period Ended
Class A	(Unaudited)	January 31, 2010(1)

Sales	25,743,638	25,745,585
Issued to shareholders electing to receive payments of distributions in Fund shares	113,323	121,635
Redemptions	(7,141,465)	(3,412,069)

Net increase	18,715,496	22,455,151

	Six Months Ended
	July 31, 2010	Period Ended
Class C	(Unaudited)	January 31, 2010(1)

Sales	4,822,761	5,881,040
Issued to shareholders electing to receive payments of distributions in Fund shares	5,577	19,093
Redemptions	(470,601)	(118,531)

Net increase	4,357,737	5,781,602

	Six Months Ended
	July 31, 2010	Period Ended
Class I	(Unaudited)	January 31, 2010(1)

Sales	13,142,566	7,573,633
Issued in connection with tax-free reorganization (see Note 11)	—	7,682,810
Issued to shareholders electing to receive payments of distributions in Fund shares	68,136	161,656
Redemptions	(3,491,949)	(2,991,780)

Net increase	9,718,753	12,426,319

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$717,956,554

Gross unrealized appreciation	$17,773,637
Gross unrealized depreciation	(11,593)

Net unrealized appreciation	$17,762,044

9   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2010.

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Municipal Securities	$—	$564,117,659	$—	$564,117,659
U.S. Government Agency Obligations	—	17,219,755	—	17,219,755
U.S. Treasury Obligations	—	55,806,189	—	55,806,189
Taxable Municipal Securities	—	18,575,795	—	18,575,795
Short-Term Investments	—	79,999,200	—	79,999,200

Total	$—	$735,718,598	$—	$735,718,598

The Fund held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs.

18

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

11   Reorganization

As of the close of business on March 26, 2009, the Fund acquired all the assets and assumed all the liabilities of M.D. Sass TABS: Municipal LLC, a private investment fund whose managing member was EVM, and M.D. Sass High Quality Municipal/Treasury Partnership, L.P., a partnership whose general partner was EVM, collectively referred to as the MDS Funds, pursuant to a plan of reorganization approved by the interest holders of the MDS Funds. Prior to this acquisition, the Fund had not commenced operations and had no assets. The acquisition was accomplished by a tax-free exchange of 7,682,810 shares of Class I of the Fund for the net assets of the MDS Funds on March 26, 2009 aggregating $76,828,103, including net unrealized appreciation of $2,586,925. The investment portfolios of the MDS Funds, with a fair value of $75,416,920 and identified cost of $72,829,995 were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the MDS Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

19

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

20

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (formerly Eaton Vance Tax-Advantaged Bond Strategies Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies (“TABS”) group, which includes portfolio managers and credit specialists who will provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

21

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

22

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President

William H. Ahern, Jr.
Vice President

Brian C. Barney
Vice President

Craig R. Brandon
Vice President

Brian D. Clouser
Vice President

Joseph M. Davolio
Vice President

James H. Evans
Vice President

Christopher J. Harshman
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

23

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

3940-9/10	TABS-SRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive

Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II
By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: September 10, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: September 10, 2010

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: September 10, 2010